Green CALIFORNIA TAX FREE INCOME FUND

Portfolio of Investments

May 31, 2024

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (89.47%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	1,500,000	1,734,582

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,700,000	1,798,182

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	347,781	341,682

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2031	300,000	315,251
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,231,965

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	824,367
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	497,926

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,564,163

CITY OF SAN FRANCISCO CA PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue, 5.000%, 11/01/2034	1,000,000	1,050,332

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2026	1,050,000	1,066,550
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	157,790

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	2,000,000	1,797,414

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	501,022
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 06/01/2033	590,000	651,932

LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 5.000%, 07/01/2026	600,000	620,285

LOS RIOS COMMUNITY COLLEGE DISTRICT
Los Rios Community College District, 5.000%, 08/01/2032	2,500,000	2,501,905

MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	2,000,000	1,824,922

PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	224,645

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.250%, 07/01/2024	270,000	270,310
Sacramento Municipal Utility District, 5.000%, 11/15/2033	500,000	579,931

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	573,976

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,621,668

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,300,000	1,356,470

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2030	680,000	688,971
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/1/2036	1,170,000	1,184,596

SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,631,303

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	2,000,000	1,997,894

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	2,500,000	2,073,370

STATE OF CALIFORNIA
State of California, 3.000%, 10/01/2028	900,000	872,053
State of California, 5.250%, 10/01/2045	500,000	558,586

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	329,342

WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	953,078

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	1,595,000	1,316,767

Total Municipal Bonds (Cost $35,670,989)		34,713,230

Variable Rate Demand Notes* (9.79%)

IRVINE RANCH WATER DISTRICT WATER SERVICE CORP
Irvine Ranch Water District Water Service Corp, 1.950%, 10/01/2041*,**,***	1,200,000	1,200,000

LOS ANGELES DEPARTMENT OF WATER & POWER WATER SYSTEM REVENUE
Los Angeles Department of Water & Power Water System Revenue, 2.000%, 07/01/2045*,**,***	400,000	400,000

ORANGE COUNTY WATER DISTRICT
Orange County Water District, 2.050%, 08/01/2042*,**,***	1,700,000	1,700,000

REGENTS OF THE UNIVERSITY OF CALIFORNIA MEDICAL CENTER POOLED REVENUE
Regents of the University of California Medical Center Pooled Revenue, 2.050%, 05/15/2045*,**,***	500,000	500,000

Total Variable Rate Demand Notes (Cost $3,800,000)		3,800,000

Total Investments (Cost $39,470,989) (99.26%)		38,513,230
Other Net Assets (0.74%)		285,749
Net Assets (100.00%)		$38,798,979

                .

* Stated maturity reflects next reset date.

** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

*** Rate Effective as of May 31, 2024

U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments

May 31, 2024

Security Description	Par Value	Value

Government National Mortgage Association (1.85%)
3.500%, 11/20/2044	90,487	$82,120
5.000%, 03/15/2038	75,435	74,922
5.500%, 01/15/2025	1,990	1,985
5.500%, 04/15/2036	48,571	48,735
6.000%, 01/15/2026	21,732	21,807
6.000%, 06/15/2038	21,577	22,404
Total Government National Mortgage Association (Cost $262,168)		251,973

United States Treasury Bonds (42.40%)
2.000%, 11/15/2041	2,000,000	1,351,756
2.250%, 05/15/2041	1,200,000	855,281
2.875%, 08/15/2045	800,000	598,813
3.125%, 08/15/2044	1,600,000	1,261,063
4.000%, 11/15/2052	1,000,000	895,313
6.000%, 02/15/2026	800,000	815,875
Total United States Treasury Bonds (Cost $6,374,986)		5,778,101

United States Treasury Notes (53.26%)
0.625%, 03/31/2027	900,000	803,742
2.000%, 02/15/2025	2,100,000	2,052,615
2.125%, 05/15/2025	1,200,000	1,166,069
2.375%, 04/30/2026	800,000	763,344
3.875%, 03/31/2025	2,500,000	2,472,975
Total United States Treasury Notes (Cost $7,387,051)		7,258,745

United States Treasury Bills (1.46%)
United States Treasury Bill (Cost $198,835)	200,000	198,888

Total Investments (Cost $14,223,039) (98.97%)		13,487,707
Other Net Assets (1.03%)		140,499
Net Assets (100.00%)		$13,628,206

THE UNITED STATES TREASURY TRUST

Portfolio of Investments

May 31, 2024

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (100.17%)
06/06/2024	4,100,000	$4,097,074
06/13/2024	2,600,000	2,595,458
06/18/2024	2,000,000	1,995,070
06/25/2024	2,800,000	2,790,170
06/27/2024	1,000,000	996,232
07/09/2024	900,000	895,049
07/18/2024	1,900,000	1,886,995
07/25/2024	2,100,000	2,083,545
08/01/2024	2,500,000	2,478,190
08/22/2024	2,000,000	1,976,202
09/10/2024	1,500,000	1,477,990
10/10/2024	1,400,000	1,373,403
Total United States Treasury Bills, DN (Cost $24,645,378)		24,645,378

Total Investments (Cost $24,645,378)(100.17%)		24,645,378
Liabilities in Excess of Other Assets (-0.17%)		(41,347)
Net Assets (100.00%)		$24,604,031

(a) Discount Note. Yield to maturity is between 3.20% - 5.30%.

S&P 500 INDEX FUND

Portfolio of Investments

May 31, 2024

Security Description	Shares	Value
Common Stock (99.14%)

Basic Materials (1.85%)
Air Products and Chemicals Inc	1,314	$350,444
Albemarle Corp#	729	89,368
Celanese Corp	614	93,353
CF Industries Holdings Inc#	1,130	90,095
Dow Inc	4,150	239,165
DuPont de Nemours Inc	2,544	209,015
Eastman Chemical Co	701	71,032
Ecolab Inc	1,501	348,532
FMC Corp	795	48,455
Freeport-McMoRan Inc	8,485	447,414
International Flavors & Fragrances Inc	1,613	155,138
International Paper Co	2,339	105,466
Linde PLC	2,869	1,249,507
LyondellBasell Industries NV	1,516	150,721
The Mosaic Co	2,068	63,963
Newmont Corp	5,010	210,119
Nucor Corp#	1,454	245,508
PPG Industries Inc	1,395	183,317
The Sherwin-Williams Co	1,393	423,193
Steel Dynamics Inc	900	120,483
Total Basic Materials		4,894,288

Communications (14.74%)
Airbnb Inc*	2,571	372,615
Alphabet Inc - Class A*	35,020	6,040,950
Alphabet Inc - Class C*	29,474	5,127,297
Amazon.com Inc(a),*	53,814	9,494,942
Arista Networks Inc*	1,464	435,760
AT&T Inc	42,310	770,888
Booking Holdings Inc#	206	777,928
CDW Corp	792	177,107
Charter Communications Inc*	591	169,688
Cisco Systems Inc	23,969	1,114,559
Comcast Corp	23,762	951,193
Corning Inc#	4,543	169,272
eBay Inc#	3,071	166,510
Etsy Inc*	797	50,586
Expedia Group Inc*	788	88,934
F5 Inc*	353	59,646
FactSet Research Systems Inc#	239	96,618
Fox Corp - Class B	913	29,161
Fox Corp - Class A	1,462	50,337
Gen Digital Inc	3,336	82,833
The Interpublic Group of Cos Inc	2,266	71,084
Juniper Networks Inc	1,886	67,274
Match Group Inc*	1,756	53,786
Meta Platforms Inc(a)	13,134	6,131,345

Security Description	Shares	Value
Common Stock (99.14%)

Motorola Solutions Inc	982	358,342
Netflix Inc*	2,590	1,661,796
News Corp - Class B	910	25,371
News Corp - Class A	2,672	72,652
Omnicom Group Inc#	1,171	108,856
Palo Alto Networks Inc*	1,869	551,187
Paramount Global#	3,111	37,052
T-Mobile US Inc	3,011	526,805
Uber Technologies Inc*	12,177	786,147
VeriSign Inc*	525	91,518
Verizon Communications Inc	24,878	1,023,730
The Walt Disney Co	10,839	1,126,280
Warner Bros Discovery Inc*	13,955	114,989
Total Communications		39,035,038

Consumer, Cyclical (8.00%)
American Airlines Group Inc*,#	3,057	35,156
Aptiv PLC*	1,715	142,791
AutoZone Inc*	104	288,074
Bath & Body Works Inc	1,525	79,209
Best Buy Co Inc	1,278	108,400
BorgWarner Inc	1,412	50,352
Caesars Entertainment Inc*,#	945	33,604
CarMax Inc*	1,034	72,649
Carnival Corp*,#	5,174	78,024
Chipotle Mexican Grill Inc*	162	506,982
Copart Inc*	5,170	274,320
Costco Wholesale Corp	2,619	2,121,102
Cummins Inc	838	236,090
Darden Restaurants Inc#	749	112,642
Deckers Outdoor Corp*	151	165,182
Delta Air Lines Inc	3,807	194,233
Dollar General Corp	1,298	177,709
Dollar Tree Inc*	1,280	150,976
Domino’s Pizza Inc	233	118,499
DR Horton Inc	1,783	263,527
Fastenal Co	3,381	223,078
Ford Motor Co	23,268	282,241
General Motors Co	8,104	364,599
Genuine Parts Co	908	130,879
Hasbro Inc	771	46,090
Hilton Worldwide Holdings Inc	1,517	304,310
The Home Depot Inc	5,933	1,986,784
Las Vegas Sands Corp	2,145	96,589
Lennar Corp	1,480	237,318
Live Nation Entertainment Inc*	839	78,648
LKQ Corp	1,642	70,655
Lowe’s Cos Inc	3,415	755,705
Lululemon Athletica Inc*,#	697	217,457
Marriott International Inc	1,459	337,277
McDonald’s Corp	4,292	1,111,156
MGM Resorts International*	1,617	64,955
NIKE Inc	7,310	694,816
Norwegian Cruise Line Holdings Ltd*	1,599	26,543
NVR Inc*,#	18	138,253
O’Reilly Automotive Inc*	350	337,141

Security Description	Shares	Value
Common Stock (99.14%)

PACCAR Inc	3,095	332,713
Pool Corp	228	82,889
PulteGroup Inc	1,275	149,583
Ralph Lauren Corp	314	58,680
Ross Stores Inc	2,003	279,939
Royal Caribbean Cruises Ltd*,#	1,236	182,532
Southwest Airlines Co	3,416	91,685
Starbucks Corp	6,761	542,367
Tapestry Inc	1,454	63,234
Target Corp	2,731	426,473
Tesla Inc*	16,366	2,914,457
The TJX Cos Inc	6,770	697,987
Tractor Supply Co#	639	182,300
Ulta Beauty Inc*	291	114,971
United Airlines Holdings Inc*,#	1,732	91,779
Walgreens Boots Alliance Inc	4,694	76,137
Walmart Inc	25,323	1,665,240
WW Grainger Inc#	261	240,501
Wynn Resorts Ltd	526	49,907
Yum! Brands Inc	1,658	227,859
Total Consumer, Cyclical		21,185,248

Consumer, Non-Cyclical (17.77%)
Abbott Laboratories	10,269	1,049,389
AbbVie Inc	10,447	1,684,474
Agilent Technologies Inc#	1,731	225,740
Align Technology Inc*	421	108,285
Altria Group Inc	10,466	484,053
Amgen Inc	3,166	968,321
Archer-Daniels-Midland Co	3,156	197,061
Automatic Data Processing Inc	2,433	595,890
Avery Dennison Corp	514	116,981
Baxter International Inc	3,172	108,133
Becton Dickinson & Co	1,716	398,061
Biogen Inc*	857	192,774
Bio-Rad Laboratories Inc*	147	42,168
Bio-Techne Corp	984	75,955
Boston Scientific Corp*	8,664	654,738
Bristol-Myers Squibb Co	12,040	494,724
Brown-Forman Corp	1,153	52,877
Bunge Global SA	859	92,420
Campbell Soup Co	1,162	51,570
Cardinal Health Inc	1,458	144,736
Catalent Inc*	1,096	58,954
Cencora Inc	952	215,695
Centene Corp*	3,161	226,296
Charles River Laboratories International Inc*,#	322	67,118
Church & Dwight Co Inc	1,558	166,722
The Cigna Group	1,731	596,537
Cintas Corp	512	347,121
The Clorox Co#	779	102,485
The Coca-Cola Co	23,025	1,448,963
Colgate-Palmolive Co	4,872	452,901
Conagra Brands Inc	3,029	90,507
Constellation Brands Inc	956	239,220
The Cooper Cos Inc	1,172	110,531

Security Description	Shares	Value
Common Stock (99.14%)

Corpay Inc*	427	114,295
Corteva Inc	4,170	233,270
CoStar Group Inc*	2,529	197,692
CVS Health Corp	7,600	452,960
Danaher Corp	3,891	999,209
DaVita Inc*	318	46,784
Dexcom Inc*	2,286	271,508
Edwards Lifesciences Corp*	3,589	311,848
Elevance Health Inc	1,390	748,487
Eli Lilly & Co	4,718	3,870,364
Equifax Inc	729	168,683
The Estee Lauder Cos Inc	1,427	176,035
Gartner Inc*	461	193,468
GE HealthCare Technologies Inc	2,309	180,102
General Mills Inc	3,439	236,431
Gilead Sciences Inc	7,373	473,863
Global Payments Inc	1,620	164,997
HCA Healthcare Inc	1,172	398,187
Henry Schein Inc*	871	60,395
The Hershey Co	941	186,158
Hologic Inc*	1,449	106,907
Hormel Foods Corp#	1,912	59,234
Humana Inc	728	260,711
IDEXX Laboratories Inc*	491	244,002
Illumina Inc*	953	99,379
Incyte Corp*	1,229	71,024
Insulet Corp*	427	75,660
Intuitive Surgical Inc*	2,090	840,431
IQVIA Holdings Inc*	1,083	237,274
The J M Smucker Co	628	70,110
Johnson & Johnson	14,245	2,089,314
Kellanova	1,661	100,225
Kenvue Inc	10,198	196,821
Keurig Dr Pepper Inc	4,656	159,468
Kimberly-Clark Corp	1,999	266,467
The Kraft Heinz Co	4,282	151,454
The Kroger Co	4,012	210,108
Labcorp Holdings Inc	502	97,845
Lamb Weston Holdings Inc	955	84,317
MarketAxess Holdings Inc	260	51,722
McCormick & Co Inc	1,581	114,180
McKesson Corp	787	448,267
Medtronic PLC	7,873	640,626
Merck & Co Inc	14,995	1,882,472
Moderna Inc*	2,052	292,513
Molina Healthcare Inc*	371	116,709
Molson Coors Beverage Co	1,200	65,772
Mondelez International Inc	8,050	551,667
Monster Beverage Corp*	4,371	226,942
Moody’s Corp	931	369,598
PayPal Holdings Inc*	6,379	401,813
PepsiCo Inc	8,135	1,406,542
Pfizer Inc	33,673	965,068
Philip Morris International Inc	9,186	931,277
The Procter & Gamble Co	13,992	2,302,244
Quanta Services Inc	883	243,655
Quest Diagnostics Inc	665	94,410

Security Description	Shares	Value
Common Stock (99.14%)

Regeneron Pharmaceuticals Inc*	633	620,441
ResMed Inc	870	179,507
Revvity Inc	796	86,971
Robert Half Inc	626	40,208
Rollins Inc	693	31,663
S&P Global Inc	1,917	819,537
Solventum Corp*	817	48,481
STERIS PLC#	603	134,397
Stryker Corp	2,000	682,180
Sysco Corp	2,983	217,222
Teleflex Inc	318	66,484
Thermo Fisher Scientific Inc	2,286	1,298,402
Tyson Foods Inc	1,687	96,581
United Rentals Inc#	401	268,433
UnitedHealth Group Inc	5,473	2,711,160
Universal Health Services Inc	423	80,285
Verisk Analytics Inc	858	216,885
Vertex Pharmaceuticals Inc*	1,524	693,938
Viatris Inc	4,634	49,120
Waters Corp*,#	349	107,806
West Pharmaceutical Services Inc	437	144,826
Zimmer Biomet Holdings Inc	1,236	142,325
Zoetis Inc	2,716	460,525
Total Consumer, Non-Cyclical		47,069,741

Energy (3.94%)
APA Corp#	1,815	55,412
Baker Hughes Co	5,905	197,699
Chevron Corp	10,388	1,685,972
ConocoPhillips	7,026	818,388
Coterra Energy Inc	4,451	126,943
Devon Energy Corp	3,875	190,185
Diamondback Energy Inc	1,031	205,437
Enphase Energy Inc*	825	105,518
EOG Resources Inc	3,419	425,836
EQT Corp#	2,434	100,013
Exxon Mobil Corp	27,002	3,166,255
First Solar Inc*,#	610	165,774
Halliburton Co	5,296	194,363
Hess Corp	1,635	251,954
Kinder Morgan Inc	11,443	223,024
Marathon Oil Corp	3,463	100,288
Marathon Petroleum Corp	2,246	396,666
Occidental Petroleum Corp#	4,002	250,125
ONEOK Inc	2,916	236,196
Phillips 66	2,603	369,912
Schlumberger NV	8,453	387,908
Targa Resources Corp	1,319	155,945
Valero Energy Corp	2,014	316,480
The Williams Cos Inc	7,198	298,789
Total Energy		10,425,082

Financial (13.65%)
Aflac Inc	3,146	282,731
Alexandria Real Estate Equities Inc	937	111,503
The Allstate Corp	1,548	259,321

Security Description	Shares	Value
Common Stock (99.14%)

American Express Co	3,406	817,440
American International Group Inc	4,154	327,418
American Tower Corp	2,758	539,851
Ameriprise Financial Inc	598	261,093
Aon PLC	1,184	333,462
Arch Capital Group Ltd*	2,278	233,791
Arthur J Gallagher & Co	1,256	318,182
Assurant Inc	341	59,153
AvalonBay Communities Inc	882	169,944
Bank of America Corp	40,742	1,629,273
The Bank of New York Mellon Corp	4,700	280,167
Berkshire Hathaway Inc*,(a)	10,766	4,461,430
BlackRock Inc	827	638,469
Blackstone Inc	4,204	506,582
Boston Properties Inc	925	56,120
Brown & Brown Inc	1,483	132,743
Camden Property Trust	649	66,620
Capital One Financial Corp	2,253	310,080
Cboe Global Markets Inc	624	107,946
CBRE Group Inc*	1,803	158,790
The Charles Schwab Corp	8,791	644,204
Chubb Ltd	2,414	653,759
Cincinnati Financial Corp#	941	110,643
Citigroup Inc	11,404	710,583
Citizens Financial Group Inc	2,789	98,424
CME Group Inc	2,130	432,347
Comerica Inc	908	46,526
Crown Castle Inc	2,568	263,220
Digital Realty Trust Inc	1,797	261,176
Discover Financial Services	1,479	181,414
Equinix Inc	555	423,454
Equity Residential	2,044	132,921
Essex Property Trust Inc	425	110,411
Everest Group Ltd	280	109,460
Extra Space Storage Inc	844	122,186
Federal Realty Investment Trust	449	45,327
Fifth Third Bancorp	4,030	150,803
Franklin Resources Inc	1,991	46,988
Globe Life Inc	506	41,877
The Goldman Sachs Group Inc	1,951	890,671
The Hartford Financial Services Group Inc	1,779	184,038
Healthpeak Properties Inc	3,020	60,098
Host Hotels & Resorts Inc	4,539	81,430
Huntington Bancshares Inc	7,104	98,888
Intercontinental Exchange Inc	3,387	453,519
Invesco Ltd	2,486	39,055
Invitation Homes Inc	3,404	118,425
Iron Mountain Inc	1,369	110,465
JPMorgan Chase & Co	17,107	3,466,391
KeyCorp	6,069	87,212
Kimco Realty Corp	2,994	57,964
Loews Corp	1,083	83,174
M&T Bank Corp	1,042	157,967
Marsh & McLennan Cos Inc	2,917	605,511
Mastercard Inc	4,900	2,190,643
MetLife Inc	3,679	266,249
Mid-America Apartment Communities Inc	732	97,876

Security Description	Shares	Value
Common Stock (99.14%)

Morgan Stanley	7,547	738,399
Nasdaq Inc	2,014	118,886
Northern Trust Corp	1,225	103,194
The PNC Financial Services Group Inc	2,357	370,968
Principal Financial Group Inc	1,297	106,406
The Progressive Corp	3,462	731,105
Prologis Inc	5,467	604,049
Prudential Financial Inc	2,136	257,068
Public Storage	964	263,972
Raymond James Financial Inc	1,112	136,498
Realty Income Corp	3,496	185,498
Regency Centers Corp	1,109	68,093
Regions Financial Corp	5,503	106,483
SBA Communications Corp	680	133,742
Simon Property Group Inc	1,930	292,028
State Street Corp	1,826	138,027
Synchrony Financial	2,448	107,222
T Rowe Price Group Inc	1,322	155,771
The Travelers Cos Inc	1,351	291,411
Truist Financial Corp	7,892	297,923
UDR Inc	1,770	68,357
US Bancorp	8,502	344,756
Ventas Inc	2,564	128,867
VICI Properties Inc	6,079	174,528
Visa Inc	9,432	2,569,843
W R Berkley Corp	1,335	108,175
Wells Fargo & Co	21,490	1,287,681
Welltower Inc	2,792	289,447
Weyerhaeuser Co	4,319	129,700
Willis Towers Watson PLC	611	155,982
Total Financial		36,161,487

Industrial (7.51%)
3M Co	3,268	327,258
A O Smith Corp	726	60,723
Allegion plc	601	73,214
Amcor PLC	9,487	96,483
AMETEK Inc	1,365	231,477
Amphenol Corp	3,540	468,590
Axon Enterprise Inc*	416	117,175
Ball Corp	1,865	129,487
The Boeing Co*	3,365	597,658
Builders FirstSource Inc*	730	117,377
Carrier Global Corp#	4,965	313,738
Caterpillar Inc	3,018	1,021,653
CH Robinson Worldwide Inc#	690	59,595
CSX Corp	11,993	404,764
Deere & Co	1,584	593,620
Dover Corp	827	152,019
Eaton Corp PLC	2,382	792,849
Emerson Electric Co	3,373	378,316
Expeditors International of Washington Inc	860	103,974
FedEx Corp	1,368	347,417
Fortive Corp	2,032	151,262
Garmin Ltd	905	148,284
GE Vernova Inc*	1,610	283,199
Generac Holdings Inc*	285	41,955

Security Description	Shares	Value
Common Stock (99.14%)

General Dynamics Corp	1,340	401,692
General Electric Co	6,440	1,063,502
Honeywell International Inc	3,954	799,459
Howmet Aerospace Inc	2,478	209,763
Hubbell Inc#	317	123,278
Huntington Ingalls Industries Inc	235	59,479
IDEX Corp	447	93,262
Illinois Tool Works Inc	1,620	393,255
Ingersoll Rand Inc#	2,395	222,855
Jabil Inc	757	90,007
Jacobs Solutions Inc	745	103,808
JB Hunt Transport Services Inc	529	85,037
Johnson Controls International plc	4,233	304,395
Keysight Technologies Inc*	1,050	145,404
L3Harris Technologies Inc	1,121	252,034
Lockheed Martin Corp	1,306	614,264
Martin Marietta Materials Inc#	365	208,809
Masco Corp	1,328	92,854
Mettler-Toledo International Inc*	128	179,724
Mohawk Industries Inc*	390	47,553
Nordson Corp	343	80,509
Norfolk Southern Corp	1,338	300,782
Northrop Grumman Corp	838	377,745
Old Dominion Freight Line Inc	1,058	185,415
Otis Worldwide Corp	2,421	240,163
Packaging Corp of America	530	97,250
Parker-Hannifin Corp	760	403,955
Pentair PLC	978	79,590
Republic Services Inc	1,210	224,080
Rockwell Automation Inc	678	174,605
RTX Corp	8,634	930,832
Snap-on Inc	312	85,132
Stanley Black & Decker Inc	953	83,073
TE Connectivity Ltd	1,839	275,298
Teledyne Technologies Inc*	279	110,749
Textron Inc	1,159	101,540
Trane Technologies PLC	1,351	442,398
TransDigm Group Inc	326	437,893
Trimble Inc*	1,634	90,981
Union Pacific Corp	3,645	848,629
United Parcel Service Inc	4,279	594,481
Veralto Corp	1,344	132,492
Vulcan Materials Co	786	201,035
Waste Management Inc	2,168	456,863
Westinghouse Air Brake Technologies Corp	1,060	179,384
Westrock Co	1,715	91,993
Xylem Inc	1,143	161,186
Total Industrial		19,890,574

Technology (29.21%)
Accenture PLC	3,713	1,048,143
Adobe Inc*	2,694	1,198,183
Advanced Micro Devices Inc*	9,499	1,585,383
Akamai Technologies Inc*	892	82,278
Analog Devices Inc	2,934	687,994
ANSYS Inc*	513	162,852
Apple Inc(a)	85,917	16,517,543

Security Description	Shares	Value
Common Stock (99.14%)

Applied Materials Inc	4,955	1,065,721
Autodesk Inc*	1,264	254,822
Broadcom Inc	2,597	3,450,244
Broadridge Financial Solutions Inc	696	139,736
Cadence Design Systems Inc*	1,627	465,826
Cognizant Technology Solutions Corp	2,967	196,267
Dayforce Inc*,#	855	42,288
Electronic Arts Inc	1,448	192,410
EPAM Systems Inc*	359	63,877
Fair Isaac Corp*	146	188,330
Fidelity National Information Services Inc	3,506	266,035
Fiserv Inc*	3,551	531,798
Fortinet Inc*	3,771	223,696
Hewlett Packard Enterprise Co	7,591	133,981
HP Inc	5,146	187,829
Intel Corp	24,514	756,257
International Business Machines Corp#	5,403	901,491
Intuit Inc	1,669	962,078
Jack Henry & Associates Inc	460	75,753
KLA Corp	810	615,219
Lam Research Corp	779	726,371
Leidos Holdings Inc	915	134,551
Microchip Technology Inc	3,286	319,498
Micron Technology Inc	6,497	812,125
Microsoft Corp(a)	43,981	18,257,833
Monolithic Power Systems Inc	267	196,413
MSCI Inc	468	231,744
NetApp Inc	1,235	148,731
NVIDIA Corp	14,569	15,972,432
NXP Semiconductors NV	1,526	415,225
ON Semiconductor Corp*	2,548	186,106
Oracle Corp	9,402	1,101,820
Paychex Inc#	1,895	227,703
Paycom Software Inc	305	44,323
PTC Inc*,#	681	120,019
Qorvo Inc*	576	56,673
QUALCOMM Inc	6,501	1,326,529
Roper Technologies Inc	632	336,704
Salesforce Inc	5,757	1,349,671
Seagate Technology Holdings PLC	1,151	107,319
ServiceNow Inc*	1,213	796,856
Skyworks Solutions Inc	943	87,378
Super Micro Computer Inc*,#	288	225,939
Synopsys Inc*	899	504,159
Take-Two Interactive Software Inc*	778	124,760
Teradyne Inc	1,007	141,927
Texas Instruments Inc	5,343	1,041,938
Tyler Technologies Inc*	246	118,169
Western Digital Corp*,#	1,916	144,256
Zebra Technologies Corp*,#	303	94,639
Total Technology		77,347,845

Utilities (2.47%)
The AES Corp	4,344	93,787
Alliant Energy Corp	1,583	81,509
Ameren Corp	1,682	123,408

Security Description	Shares	Value
Common Stock (99.14%)

American Electric Power Co Inc	3,242	292,591
American Water Works Co Inc	1,183	154,701
Atmos Energy Corp	820	95,054
CenterPoint Energy Inc	2,979	90,889
CMS Energy Corp#	1,870	117,679
Consolidated Edison Inc	2,042	193,071
Constellation Energy Corp	1,889	410,385
Dominion Energy Inc	5,130	276,610
DTE Energy Co	1,258	146,595
Duke Energy Corp	4,560	472,279
Edison International	2,268	174,296
Entergy Corp	1,304	146,687
Evergy Inc	1,567	85,652
Eversource Energy	2,170	128,529
Exelon Corp	6,205	232,998
FirstEnergy Corp	3,056	123,035
NextEra Energy Inc	12,241	979,525
NiSource Inc	2,445	71,052
NRG Energy Inc	1,335	108,135
PG&E Corp	9,918	183,880
Pinnacle West Capital Corp#	806	63,561
PPL Corp	4,645	136,238
Public Service Enterprise Group Inc	2,948	223,340
Sempra	3,724	286,860
The Southern Co	6,453	517,143
Vistra Corp	1,990	197,169
WEC Energy Group Inc	1,866	151,202
Xcel Energy Inc	3,432	190,304
Total Utilities		6,548,164

Total Common Stock (Cost $80,638,489)		262,557,467

United States Treasury Bills (0.79%)
United States Treasury Bill (Cost $2,096,312)	2,100,000	2,096,929

Collateral Received for Securities on Loan (2.96%)
Mount Vernon Liquid Assets Portfolio (Cost $7,834,433)		7,834,433

Total Investments (Cost $90,569,235) (102.89%)		272,488,829
Other Net Assets (-2.89%)		(7,645,017)
Net Assets (100.00%)		264,843,812

* Non-income producing security.

# Loaned security; a portion of the security is on loan at May 31, 2024.

(a) A portion of these securities, a total of $19,962,982, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2024:

Contracts - $50 times premium / delivery month / commitment / exchange S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
8 / June 2024 / Long / CME	$2,091,463	$2,118,200	$26,738

S&P MIDCAP INDEX FUND

Portfolio of Investments

May 31, 2024

Security Description	Shares	Value
Common Stock (98.50%)

Basic Materials (4.60%)
Alcoa Corp	9,686	$428,799
Arcadium Lithium PLC*	43,396	192,244
Ashland Inc	2,091	209,455
Avient Corp	3,926	175,414
Axalta Coating Systems Ltd*	9,297	330,880
Cabot Corp	2,314	236,722
The Chemours Co	6,382	158,401
Cleveland-Cliffs Inc*	20,807	359,545
Commercial Metals Co	4,860	273,715
MP Materials Corp*	5,921	96,039
NewMarket Corp	297	158,916
Olin Corp	5,019	269,821
Reliance Inc(a)	2,341	704,126
Royal Gold Inc	2,676	343,036
RPM International Inc	5,250	588,525
United States Steel Corp	9,116	349,599
Westlake Corp	1,305	209,531
Total Basic Materials		5,084,768

Communications (2.09%)
Ciena Corp*	6,055	291,669
Frontier Communications Parent Inc*	9,013	240,287
GoDaddy Inc*,(a)	5,738	801,197
Iridium Communications Inc	5,390	162,293
The New York Times Co	6,667	341,350
Nexstar Media Group Inc	1,313	217,551
TEGNA Inc	8,823	131,551
Ziff Davis Inc*	2,035	117,236
Total Communications		2,303,134

Consumer, Cyclical (16.13%)
Adient PLC*	4,039	114,061
Aramark	10,693	343,780
Autoliv Inc	3,071	391,767
AutoNation Inc*	1,118	190,340
BJ’s Wholesale Club Holdings Inc*	5,569	490,462
Boyd Gaming Corp	2,996	159,747
Brunswick Corp	2,803	231,332

Security Description	Shares	Value
Common Stock (98.50%)

Burlington Stores Inc*	2,670	640,934
Capri Holdings Ltd*	4,749	164,078
Carter’s Inc	1,574	107,662
Casey’s General Stores Inc	1,512	501,651
Choice Hotels International Inc#	1,056	119,529
Churchill Downs Inc	2,765	358,068
Columbia Sportswear Co	1,417	121,324
Core & Main Inc*	6,950	400,042
Crocs Inc*	2,467	383,964
Dick’s Sporting Goods Inc	2,370	539,507
Dolby Laboratories Inc	2,567	207,953
FirstCash Holdings Inc	1,595	188,082
Five Below Inc*	2,304	318,252
Floor & Decor Holdings Inc*	4,450	520,027
GameStop Corp*	11,585	268,077
The Gap Inc	9,050	262,088
Gentex Corp	9,504	332,640
The Goodyear Tire & Rubber Co*	12,122	149,222
Harley-Davidson Inc	5,466	196,120
Hilton Grand Vacations Inc*	3,130	129,363
Hyatt Hotels Corp	1,801	265,593
KB Home	3,068	216,601
Lear Corp	2,381	298,458
Leggett & Platt Inc	5,750	66,700
Light & Wonder Inc*	3,669	350,316
Lithia Motors Inc	1,121	283,770
Macy’s Inc	11,538	224,760
Marriott Vacations Worldwide Corp	1,345	121,413
Mattel Inc*	14,750	262,403
MSC Industrial Direct Co Inc	1,861	159,860
Murphy USA Inc	791	347,051
Ollie’s Bargain Outlet Holdings Inc*	2,658	219,099
Penn Entertainment Inc*	6,404	112,070
Penske Automotive Group Inc	840	127,764
Planet Fitness Inc*	3,481	221,531
Polaris Inc	2,301	192,364
PVH Corp	2,490	298,825
RH*	623	169,412
The Scotts Miracle-Gro Co	1,793	124,954
Skechers USA Inc*	5,643	403,023
Taylor Morrison Home Corp*	4,486	259,425
Tempur Sealy International Inc	7,019	360,496
Texas Roadhouse Inc	2,721	469,835
Thor Industries Inc	2,172	215,549
TKO Group Holdings Inc	2,130	232,319
Toll Brothers Inc	4,249	516,848
Travel + Leisure Co	3,197	140,476
Vail Resorts Inc	1,585	299,121
Visteon Corp*	1,218	135,649
Watsco Inc(a)	1,274	605,022
The Wendy’s Co	7,205	125,727
WESCO International Inc	1,855	332,954

Security Description	Shares	Value
Common Stock (98.50%)

Whirlpool Corp	2,351	218,714
Williams-Sonoma Inc(a)	2,613	766,184
Wingstop Inc	1,228	452,702
Wyndham Hotels & Resorts Inc	3,380	239,169
YETI Holdings Inc*	3,766	153,427
Total Consumer, Cyclical		17,819,656

Consumer, Non-Cyclical (14.42%)
Acadia Healthcare Co Inc*	4,932	339,765
Amedisys Inc*	1,428	130,162
Arrowhead Pharmaceuticals Inc*	4,623	106,098
Avis Budget Group Inc	759	86,321
Azenta Inc*	2,328	117,587
BellRing Brands Inc*	5,336	310,395
The Boston Beer Co Inc*	386	121,077
The Brink’s Co	1,943	200,595
Bruker Corp	3,778	247,497
Celsius Holdings Inc*	5,973	477,721
Chemed Corp	628	348,144
Coca-Cola Consolidated Inc	190	186,398
Coty Inc*	15,682	162,466
Cytokinetics Inc*	3,995	193,797
Darling Ingredients Inc*	6,661	269,104
DENTSPLY SIRONA Inc	8,846	247,776
elf Beauty Inc*	2,261	422,604
Encompass Health Corp	4,185	361,542
Enovis Corp*	2,165	108,835
Envista Holdings Corp*	7,575	146,652
Euronet Worldwide Inc*	1,889	220,220
Exelixis Inc*	12,660	274,595
Flowers Foods Inc	7,828	181,766
FTI Consulting Inc*	1,419	304,801
Globus Medical Inc*	3,944	264,682
Graham Holdings Co	147	110,607
Grand Canyon Education Inc*	1,204	171,522
Grocery Outlet Holding Corp*	4,044	88,928
GXO Logistics Inc*	5,025	252,406
H&R Block Inc	5,826	289,203
Haemonetics Corp*	2,069	173,962
Halozyme Therapeutics Inc*	5,382	238,369
HealthEquity Inc*	3,582	292,578
Helen of Troy Ltd*	1,038	110,941
Ingredion Inc	2,656	312,292
Insperity Inc	1,527	144,637
Integra LifeSciences Holdings Corp*	2,933	90,630
Jazz Pharmaceuticals PLC*	2,659	279,860
Lancaster Colony Corp	881	163,426
Lantheus Holdings Inc*	2,790	228,306
LivaNova PLC*	2,214	135,209
ManpowerGroup Inc	1,988	148,345
Masimo Corp*	1,853	230,699
Medpace Holdings Inc*	973	375,909

Security Description	Shares	Value
Common Stock (98.50%)

Morningstar Inc	1,100	317,075
Neogen Corp*	8,616	113,300
Neurocrine Biosciences Inc*	4,054	548,952
Option Care Health Inc*	7,340	218,879
Paylocity Holding Corp*	1,767	251,214
Penumbra Inc*	1,630	308,836
Performance Food Group Co*	6,496	452,122
Perrigo Co PLC	5,844	160,885
Post Holdings Inc*	2,052	218,682
Progyny Inc*	3,648	98,314
QuidelOrtho Corp*	2,032	89,794
R1 RCM Inc*	8,101	104,179
Repligen Corp*	2,115	315,325
Roivant Sciences Ltd*	14,099	146,066
Service Corp International	6,169	442,071
Sprouts Farmers Market Inc*	4,138	326,819
Tenet Healthcare Corp*	4,137	559,405
United Therapeutics Corp*	1,962	539,805
US Foods Holding Corp*	9,445	498,979
Valvoline Inc*	5,413	219,768
WEX Inc*	1,784	334,179
Total Consumer, Non-Cyclical		15,933,078

Energy (5.50%)
Antero Midstream Corp	13,877	203,298
Antero Resources Corp*	11,511	410,137
ChampionX Corp	7,979	260,275
Chesapeake Energy Corp	4,642	422,097
Chord Energy Corp	1,681	311,674
Civitas Resources Inc	3,496	257,166
CNX Resources Corp*	6,184	162,639
DT Midstream Inc	3,951	265,033
Equitrans Midstream Corp	17,653	252,085
HF Sinclair Corp	6,167	340,603
Matador Resources Co	4,626	293,520
Murphy Oil Corp	6,057	259,179
NOV Inc	16,641	313,184
Ovintiv Inc	10,295	531,943
PBF Energy Inc	4,594	212,840
Permian Resources Corp	19,220	315,016
Range Resources Corp	9,832	362,899
Southwestern Energy Co*	44,873	337,894
Valaris Ltd*	2,554	197,680
Weatherford International PLC*	3,019	363,306
Total Energy		6,072,468

Financial (22.14%)
Banks (5.12%)
Associated Banc-Corp	6,505	139,337
Bank OZK	4,532	189,800
Cadence Bank	7,442	212,469
Columbia Banking System Inc	8,498	163,841

Security Description	Shares	Value
Common Stock (98.50%)

Commerce Bancshares Inc	4,826	268,519
Cullen/Frost Bankers Inc	2,615	265,632
East West Bancorp Inc	5,884	436,534
First Financial Bankshares Inc	5,506	165,070
First Horizon Corp	22,767	360,629
FNB Corp	14,620	201,317
Glacier Bancorp Inc	4,761	177,966
Hancock Whitney Corp	3,715	173,602
Home BancShares Inc	8,093	190,347
International Bancshares Corp	2,301	130,766
Old National Bancorp	12,620	215,676
Pinnacle Financial Partners Inc	3,099	246,401
Prosperity Bancshares Inc	3,818	237,861
SouthState Corp	3,096	239,352
Synovus Financial Corp	5,958	236,473
Texas Capital Bancshares Inc*	2,071	124,840
UMB Financial Corp	1,911	157,543
United Bankshares Inc	5,484	177,901
Valley National Bancorp	18,393	131,142
Webster Financial Corp	7,009	309,938
Wintrust Financial Corp	2,495	246,032
Zions Bancorp NA	6,036	260,695
		5,659,683
Diversified Financial Service (3.38%)
Affiliated Managers Group Inc	1,377	223,900
Ally Financial Inc	11,061	431,047
Evercore Inc	1,447	293,654
Federated Hermes Inc	3,412	113,176
Houlihan Lokey Inc	2,123	287,348
Interactive Brokers Group Inc	4,360	548,139
Janus Henderson Group PLC	5,724	191,754
Jefferies Financial Group Inc	6,908	321,360
SEI Investments Co	4,062	275,038
SLM Corp	9,199	197,411
Stifel Financial Corp	4,155	336,347
Voya Financial Inc	4,301	326,102
The Western Union Co	14,636	187,341
		3,732,617
Insurance (5.48%)
American Financial Group Inc	2,658	345,301
Brighthouse Financial Inc*	2,616	116,438
CNO Financial Group Inc	4,457	127,871
Equitable Holdings Inc	13,102	543,602
Erie Indemnity Co	1,016	368,229
Essent Group Ltd	4,343	246,248
Fidelity National Financial Inc	10,534	530,492
First American Financial Corp	4,204	233,658
The Hanover Insurance Group Inc	1,458	192,354
Kemper Corp	2,636	157,738
Kinsale Capital Group Inc	919	352,547
MGIC Investment Corp	11,102	233,142
Old Republic International Corp	10,624	337,631

Security Description	Shares	Value
Common Stock (98.50%)

Primerica Inc	1,427	322,345
Reinsurance Group of America Inc	2,685	563,313
RenaissanceRe Holdings Ltd	2,189	498,786
RLI Corp	1,636	238,823
Selective Insurance Group Inc	2,470	241,097
Unum Group	7,591	408,851
		6,058,466

Private Equity (0.35%)
The Carlyle Group Inc	9,039	388,315

Real Estate (7.72%)
Agree Realty Corp	4,087	248,326
American Homes 4 Rent	12,959	467,042
Annaly Capital Management Inc	20,882	411,375
Apartment Income REIT Corp	5,887	228,121
Brixmor Property Group Inc	12,248	275,702
COPT Defense Properties	4,612	113,778
Cousins Properties Inc	6,455	149,304
CubeSmart	9,162	387,644
EastGroup Properties Inc	1,987	328,213
EPR Properties	3,298	135,350
Equity LifeStyle Properties Inc	7,596	476,801
First Industrial Realty Trust Inc	5,389	253,930
Gaming and Leisure Properties Inc	11,150	500,635
Healthcare Realty Trust Inc	16,216	263,186
Independence Realty Trust Inc	9,688	161,790
Jones Lang LaSalle Inc*	1,986	401,311
Kilroy Realty Corp	4,601	154,272
Kite Realty Group Trust	9,456	207,276
Lamar Advertising Co	3,657	431,928
National Storage Affiliates Trust	3,332	121,885
NNN REIT Inc	7,619	318,246
Omega Healthcare Investors Inc	9,994	323,106
Park Hotels & Resorts Inc	9,056	143,628
PotlatchDeltic Corp	3,423	146,265
Rayonier Inc	5,558	166,851
Rexford Industrial Realty Inc	8,587	389,506
Sabra Health Care REIT Inc	10,124	147,608
STAG Industrial Inc	7,398	259,374
Starwood Property Trust Inc	12,124	235,691
Vornado Realty Trust	6,685	163,916
WP Carey Inc	8,909	502,468
		8,514,528

Savings&Loans (0.09%)
New York Community Bancorp Inc	31,633	104,073

Total Financial		24,457,682

Industrial (22.77%)
Acuity Brands Inc	1,274	330,743

Security Description	Shares	Value
Common Stock (98.50%)

Advanced Drainage Systems Inc	2,783	482,823
AECOM	5,542	484,038
AGCO Corp	2,532	271,760
Applied Industrial Technologies Inc	1,575	303,975
AptarGroup Inc	2,689	397,138
Arrow Electronics Inc*	2,192	287,832
Avnet Inc	3,902	213,049
Belden Inc	1,826	174,730
Berry Global Group Inc	4,839	289,759
BWX Technologies Inc	3,728	343,461
Carlisle Cos Inc	1,978	827,378
Chart Industries Inc*	1,710	268,521
Clean Harbors Inc*	2,100	454,839
Cognex Corp	7,014	319,277
Coherent Corp*	5,381	307,040
Comfort Systems USA Inc	1,487	486,755
Crane Co	2,040	304,123
Crown Holdings Inc	4,313	363,111
Curtiss-Wright Corp	1,596	451,381
Donaldson Co Inc	5,016	369,579
Eagle Materials Inc	1,403	326,043
EMCOR Group Inc	1,916	744,673
EnerSys	1,777	191,632
Esab Corp	2,165	222,605
Exponent Inc	2,183	207,647
Flowserve Corp	5,346	265,696
Fluor Corp*	6,277	272,422
Fortune Brands Innovations Inc	5,265	368,866
GATX Corp	1,528	210,803
Graco Inc	6,877	555,318
Graphic Packaging Holding Co	12,470	353,150
Hexcel Corp	3,438	236,775
ITT Inc	3,428	455,513
Kirby Corp*	2,467	306,327
Knife River Corp*	2,439	172,462
Knight-Swift Transportation Holdings Inc	6,813	328,727
Landstar System Inc	1,501	273,227
Lennox International Inc	1,304	655,390
Lincoln Electric Holdings Inc	2,330	457,519
Littelfuse Inc	1,014	260,192
Louisiana-Pacific Corp	2,615	239,743
MasTec Inc*	2,462	276,360
MDU Resources Group Inc	8,783	221,683
The Middleby Corp*	2,184	281,539
MSA Safety Inc	1,505	270,900
Novanta Inc*	1,459	236,591
nVent Electric PLC	6,760	550,129
Oshkosh Corp	2,665	303,090
Owens Corning	3,621	655,654
RBC Bearings Inc*	1,228	362,604
Regal Rexnord Corp	2,768	413,927
Ryder System Inc	1,805	219,253

Security Description	Shares	Value
Common Stock (98.50%)

Saia Inc*	1,081	442,648
Sensata Technologies Holding PLC	6,167	254,820
Silgan Holdings Inc	3,490	164,903
Simpson Manufacturing Co Inc	1,802	298,988
Sonoco Products Co	3,991	244,928
Stericycle Inc*	3,769	194,254
TD SYNNEX Corp	2,068	270,577
Terex Corp	2,893	172,625
Tetra Tech Inc	2,178	456,269
The Timken Co	2,644	229,737
TopBuild Corp*	1,287	537,902
The Toro Co	4,253	341,048
Trex Co Inc*	4,534	392,100
UFP Industries Inc	2,518	300,851
Universal Display Corp	1,840	323,288
Valmont Industries Inc	901	226,511
Vishay Intertechnology Inc	5,558	131,336
Vontier Corp	6,288	251,394
Watts Water Technologies Inc	1,115	222,030
Werner Enterprises Inc	2,608	97,983
Woodward Inc	2,517	469,421
XPO Inc*	4,731	506,122
Total Industrial		25,157,507

Technology (8.17%)
Allegro MicroSystems Inc*	2,937	88,521
Amkor Technology Inc	4,448	144,960
Appfolio Inc*	853	194,757
ASGN Inc*	2,035	191,107
Aspen Technology Inc*	1,139	239,930
Blackbaud Inc*	1,711	133,355
CACI International Inc*	908	385,428
Cirrus Logic Inc*	2,197	251,996
CommVault Systems Inc*	1,888	203,120
Concentrix Corp	1,881	115,362
Crane NXT Co	2,064	130,486
Doximity Inc*	5,223	144,834
Dropbox Inc*	10,438	235,168
Duolingo Inc*	1,458	279,061
Dynatrace Inc*	9,769	446,736
ExlService Holdings Inc*	6,719	200,629
Genpact Ltd	6,895	227,949
IPG Photonics Corp*	674	58,456
KBR Inc	5,637	370,125
Kyndryl Holdings Inc*	9,501	252,822
Lattice Semiconductor Corp*	5,624	417,526
Lumentum Holdings Inc*	2,957	128,630
MACOM Technology Solutions Holdings Inc*	2,324	235,049
Manhattan Associates Inc*	2,508	550,606
Maximus Inc	2,620	225,582
MKS Instruments Inc	2,561	324,197
Onto Innovation Inc*	1,999	433,183

Security Description	Shares	Value
Common Stock (98.50%)

Power Integrations Inc	2,316	176,039
Pure Storage Inc*	12,102	729,630
Qualys Inc*	1,539	216,414
Rambus Inc*	4,380	242,039
Science Applications International Corp	2,174	292,729
Silicon Laboratories Inc*	1,370	172,853
Synaptics Inc*	1,730	162,118
Teradata Corp*	4,218	137,549
Wolfspeed Inc*	5,129	131,815
ZoomInfo Technologies Inc*	12,776	156,889
Total Technology		9,027,650

Utilities (2.68%)
ALLETE Inc	2,479	156,549
Black Hills Corp	2,892	163,253
Essential Utilities Inc	10,544	397,825
IDACORP Inc	2,062	196,859
National Fuel Gas Co	3,957	226,182
New Jersey Resources Corp	4,207	182,836
Northwestern Energy Group Inc	2,732	141,955
OGE Energy Corp	8,160	296,208
ONE Gas Inc	2,382	146,803
Ormat Technologies Inc	2,357	177,718
PNM Resources Inc	3,758	144,082
Portland General Electric Co	4,120	183,587
Southwest Gas Holdings Inc	2,447	189,863
Spire Inc	2,256	138,270
UGI Corp	8,538	217,377
Total Utilities		2,959,367

Total Common Stock (Cost $71,040,587)		108,815,310

United States Treasury Bills (0.99%)
United States Treasury Bill (Cost $1,098,069)	1,100,000	1,098,391

Collateral Received for Securities on Loan (0.49%)
Mount Vernon Liquid Assets Portfolio (Cost $539,676)		539,676

Total Investments (Cost $72,678,333) (99.98%)		110,453,377
Other Net Assets (0.02%)		20,186
Net Assets (100.00%)		$110,473,563

* Non-income producing security.

# Loaned security; a portion of the security is on loan at May 31, 2024.

(a) A portion of these securities, a total of $6,489,254, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2024:

Contracts - $100 times premium / delivery month / commitment / exchange S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
5 / JUNE 2024 / Long / CME	$1,484,920	$1,495,950	$11,030

S&P SMALLCAP INDEX FUND

Portfolio of Investments

May 31, 2024

Security Description	Shares	Value
Common Stock (98.93%)

Basic Materials (4.35%)
AdvanSix Inc	1,501	$35,574
ATI Inc*,(a)	5,624	344,976
Balchem Corp	1,452	223,027
Carpenter Technology Corp	2,296	254,558
Compass Minerals International Inc	1,858	24,080
Hawkins Inc	913	79,723
Haynes International Inc	687	40,409
HB Fuller Co	2,433	193,740
Ingevity Corp*	1,569	76,646
Innospec Inc	1,120	146,496
Kaiser Aluminum Corp	721	70,514
Koppers Holdings Inc	938	41,582
Mativ Holdings Inc	2,389	42,930
Mercer International Inc	2,519	23,931
Minerals Technologies Inc	1,515	131,426
Quaker Chemical Corp	623	112,981
Rogers Corp*	738	87,084
Sensient Technologies Corp	1,903	147,806
Stepan Co	936	81,591
Sylvamo Corp	1,557	111,045
Total Basic Materials		2,270,119

Communications (3.51%)
A10 Networks Inc	3,081	46,677
ADTRAN Holdings Inc	3,950	21,923
AMC Networks Inc*	1,418	24,588
ATN International Inc	488	11,878
Calix Inc*	1,292	46,124
Cargurus Inc*	3,990	96,598
Cars.com Inc*	2,775	56,138
Cogent Communications Holdings Inc	1,853	109,735
Consolidated Communications Holdings Inc*	5,162	22,713
EchoStar Corp*	2,315	44,448
ePlus Inc*	1,254	93,849
Extreme Networks Inc*	5,839	65,105
Gogo Inc*	2,880	30,485
Harmonic Inc*	5,054	61,810
HealthStream Inc	1,114	30,401
IAC Inc*	3,048	151,760
InterDigital Inc	1,158	131,861
Lumen Technologies Inc*	45,455	58,637
Perficient Inc*	1,619	120,049

Security Description	Shares	Value
Common Stock (98.93%)

Scholastic Corp	1,271	46,112
Shenandoah Telecommunications Co	2,264	42,586
Shutterstock Inc	1,114	45,262
Sprinklr Inc*	2,607	29,224
TechTarget Inc*	1,202	36,324
Telephone and Data Systems Inc	4,590	91,295
Thryv Holdings Inc*	1,075	22,650
TripAdvisor Inc*	5,034	92,374
Viasat Inc*	3,449	58,254
Viavi Solutions Inc*	9,811	73,779
Yelp Inc*	1,856	68,616
Total Communications		1,831,255

Consumer, Cyclical (16.96%)
Abercrombie & Fitch Co*,(a)	2,208	381,697
Academy Sports & Outdoors Inc	3,268	188,531
Advance Auto Parts Inc	2,605	184,017
Alaska Air Group Inc*	5,558	233,547
Allegiant Travel Co	702	37,346
American Axle & Manufacturing Holdings Inc*	6,241	47,681
American Eagle Outfitters Inc	7,329	161,018
Asbury Automotive Group Inc*	927	217,910
BJ’s Restaurants Inc*	1,046	36,652
Bloomin’ Brands Inc	4,042	88,116
Boot Barn Holdings Inc*	1,335	158,772
Brinker International Inc*	2,057	145,286
The Buckle Inc	1,340	51,644
Caleres Inc	1,555	53,927
Cavco Industries Inc*	348	124,306
Century Communities Inc	1,316	111,084
The Cheesecake Factory Inc	2,230	85,810
Chuy’s Holdings Inc*	764	20,406
Cinemark Holdings Inc*	4,940	85,314
Cracker Barrel Old Country Store Inc	1,039	50,682
Dana Inc	3,349	47,087
Dave & Buster’s Entertainment Inc*	1,417	72,395
Designer Brands Inc	1,884	18,934
Dine Brands Global Inc	700	27,615
Dorman Products Inc*	1,276	117,354
Ethan Allen Interiors Inc	1,064	30,973
Foot Locker Inc	3,814	105,762
Fox Factory Holding Corp*	1,847	86,107
Gentherm Inc*	1,552	83,715
G-III Apparel Group Ltd*	1,895	56,964
GMS Inc*	1,828	171,759
Golden Entertainment Inc	999	30,240
Green Brick Partners Inc*	1,183	64,592
Group 1 Automotive Inc	585	181,923
Guess? Inc	1,272	29,599
Hanesbrands Inc*	16,301	83,461
Hibbett Inc	577	49,957
HNI Corp	2,169	102,051

Security Description	Shares	Value
Common Stock (98.93%)

Installed Building Products Inc	1,033	218,831
Interface Inc	2,706	43,594
Jack in the Box Inc	936	51,817
JetBlue Airways Corp*	15,521	86,762
Kohl’s Corp	4,710	105,457
Kontoor Brands Inc	2,204	161,641
La-Z-Boy Inc	2,004	75,190
LCI Industries	1,141	125,373
Leslie’s Inc*	8,731	49,941
LGI Homes Inc*	975	93,600
M/I Homes Inc*	1,254	156,650
Madison Square Garden Sports Corp*	751	138,672
MarineMax Inc*	928	26,429
Meritage Homes Corp(a)	1,656	292,036
Methode Electronics Inc	1,622	19,107
MillerKnoll Inc	3,310	91,290
Monarch Casino & Resort Inc	588	39,378
Movado Group Inc	729	19,319
National Vision Holdings Inc*	3,715	56,059
Newell Brands Inc	17,168	132,537
Nu Skin Enterprises Inc	2,300	30,705
The ODP Corp*	1,549	60,659
OPENLANE Inc*	4,761	82,127
Oxford Industries Inc	702	77,704
Papa John’s International Inc	1,475	68,529
Patrick Industries Inc	983	112,652
PC Connection Inc	526	35,579
Phinia Inc	2,174	97,308
PriceSmart Inc	1,165	98,035
Resideo Technologies Inc*	6,440	139,104
Rush Enterprises Inc	2,775	125,236
Sally Beauty Holdings Inc*	5,018	61,119
ScanSource Inc*	1,162	55,114
Shake Shack Inc*	1,689	160,269
Shoe Carnival Inc	840	31,710
Signet Jewelers Ltd	1,953	213,834
Six Flags Entertainment Corp*	3,345	85,130
SkyWest Inc*	1,906	142,321
Sonic Automotive Inc	692	39,216
Sonos Inc*	5,459	86,252
Standard Motor Products Inc	1,022	31,386
Steven Madden Ltd	3,159	140,418
Titan International Inc*	2,356	19,484
Topgolf Callaway Brands Corp*	6,616	103,540
Tri Pointe Homes Inc*	4,278	165,687
UniFirst Corp	680	107,848
Urban Outfitters Inc*	2,495	104,066
VF Corp	14,409	191,352
Victoria’s Secret & Co*	2,043	46,560
Vista Outdoor Inc*	2,704	94,316
Wabash National Corp	2,146	48,521
Winnebago Industries Inc	1,347	83,581

Security Description	Shares	Value
Common Stock (98.93%)

Wolverine World Wide Inc	3,506	47,752
XPEL Inc*	1,041	39,558
Xperi Inc*	2,616	23,047
Total Consumer, Cyclical		8,857,636

Consumer, Non-Cyclical (16.87%)
ABM Industries Inc	2,771	130,985
AdaptHealth Corp*	3,607	34,194
Addus HomeCare Corp*	755	86,682
Adtalem Global Education Inc*	1,854	119,379
Alarm.com Holdings Inc*	2,252	147,303
Alkermes PLC*	7,356	172,130
AMN Healthcare Services Inc*	1,702	95,210
Amphastar Pharmaceuticals Inc*	1,683	71,241
The Andersons Inc	1,477	77,306
ANI Pharmaceuticals Inc*	753	48,870
Arcus Biosciences Inc*	2,383	35,912
Arlo Technologies Inc*	4,263	60,577
Artivion Inc*	1,816	42,858
Astrana Health Inc*	1,871	77,516
Avanos Medical Inc*	2,108	41,970
B&G Foods Inc	3,466	33,066
BioLife Solutions Inc*	1,847	39,674
Calavo Growers Inc	784	21,144
Cal-Maine Foods Inc	1,892	116,680
Catalyst Pharmaceuticals Inc*	4,666	75,449
Central Garden & Pet Co*	2,238	83,589
Certara Inc*	4,987	84,530
The Chefs’ Warehouse Inc*	1,556	61,338
Collegium Pharmaceutical Inc*	719	23,828
CONMED Corp	1,432	109,462
Corcept Therapeutics Inc*	3,998	120,620
CoreCivic Inc*	5,290	84,905
CorVel Corp*	399	95,700
Cross Country Healthcare Inc*	1,488	22,499
Cytek Biosciences Inc*	4,334	24,400
Deluxe Corp	2,034	46,233
Dynavax Technologies Corp*	5,823	69,818
Edgewell Personal Care Co	2,201	84,915
Embecta Corp	2,581	31,927
The Ensign Group Inc(a)	2,543	308,313
EVERTEC Inc	3,064	107,148
Fortrea Holdings Inc*	3,914	99,376
Fresh Del Monte Produce Inc	1,517	35,437
Fulgent Genetics Inc*	907	18,730
The GEO Group Inc*	5,380	78,225
Glaukos Corp*	2,195	247,420
Green Dot Corp*	2,665	26,410
The Hain Celestial Group Inc*	2,548	19,518
Harmony Biosciences Holdings Inc*	1,410	41,454
Healthcare Services Group Inc*	3,255	35,089
Heidrick & Struggles International Inc	937	32,120

Security Description	Shares	Value
Common Stock (98.93%)

ICU Medical Inc*	944	100,385
Inari Medical Inc*	2,234	111,700
Innoviva Inc*	2,626	41,465
Integer Holdings Corp*	1,501	181,981
Inter Parfums Inc	806	96,543
Ironwood Pharmaceuticals Inc*	6,398	40,307
J & J Snack Foods Corp	695	113,083
John B Sanfilippo & Son Inc	404	40,735
John Wiley & Sons Inc	1,978	72,098
Kelly Services Inc	1,553	33,762
Korn Ferry	2,316	152,717
LeMaitre Vascular Inc	922	72,727
Ligand Pharmaceuticals Inc*	738	62,767
LiveRamp Holdings Inc*	3,140	98,251
Marathon Digital Holdings Inc*	9,762	190,554
Matthews International Corp	1,418	40,172
Medifast Inc	595	15,315
Merit Medical Systems Inc*	2,601	211,071
MGP Ingredients Inc	782	60,699
Monro Inc	1,416	33,488
Myriad Genetics Inc*	3,903	88,832
National Beverage Corp*,#	1,051	48,556
National HealthCare Corp	628	66,411
NeoGenomics Inc*	5,619	77,036
Omnicell Inc*	2,117	68,993
Organon & Co	11,516	245,636
Owens & Minor Inc*	3,656	63,724
Pacira BioSciences Inc*	2,162	65,573
Patterson Cos Inc	3,833	94,253
Payoneer Global Inc*	11,786	70,598
Pediatrix Medical Group Inc*	3,731	27,274
Perdoceo Education Corp	2,959	66,578
Premier Inc	5,391	101,998
Prestige Consumer Healthcare Inc*	2,235	143,733
PROG Holdings Inc	2,082	78,679
Quanex Building Products Corp	1,564	51,549
RadNet Inc*	2,656	155,748
REGENXBIO Inc*	1,997	28,657
Resources Connection Inc	1,442	16,511
Sabre Corp*	17,097	53,514
Select Medical Holdings Corp	4,736	163,629
The Simply Good Foods Co*	4,221	162,466
SpartanNash Co	1,612	31,676
STAAR Surgical Co*	2,199	91,324
Strategic Education Inc	959	108,770
Stride Inc*	1,790	122,901
Supernus Pharmaceuticals Inc*	2,544	68,993
Tandem Diabetes Care Inc*	3,030	155,227
Tootsie Roll Industries Inc	828	24,227
TreeHouse Foods Inc*	2,343	85,074
UFP Technologies Inc*	327	85,138
United Natural Foods Inc*	2,676	32,139

Security Description	Shares	Value
Common Stock (98.93%)

Universal Corp	1,143	54,818
Upbound Group Inc	1,962	64,393
US Physical Therapy Inc	708	72,620
USANA Health Sciences Inc*	516	24,562
Varex Imaging Corp*	2,184	33,743
Vector Group Ltd	6,172	67,707
Vericel Corp*	2,222	105,989
Vestis Corp	6,087	74,992
Viad Corp*	974	34,041
Vir Biotechnology Inc*	4,133	42,446
WD-40 Co	597	134,140
Xencor Inc*	2,742	65,150
Total Consumer, Non-Cyclical		8,810,988

Energy (5.89%)
Alpha Metallurgical Resources Inc	521	164,329
Arch Resources Inc	405	70,442
Archrock Inc	6,395	129,435
Bristow Group Inc*	1,081	38,819
California Resources Corp	2,767	131,017
Comstock Resources Inc	2,610	30,563
CONSOL Energy Inc	1,257	130,313
Core Laboratories Inc	2,054	38,492
DNOW Inc*	4,687	68,383
Dril-Quip Inc*	1,506	29,126
Green Plains Inc*	2,907	49,913
Helix Energy Solutions Group Inc*	6,597	75,931
Helmerich & Payne Inc	4,479	170,471
Liberty Energy Inc	6,912	170,657
Magnolia Oil & Gas Corp	8,165	211,882
Nabors Industries Ltd*	420	31,399
Northern Oil & Gas Inc	3,000	122,790
Oceaneering International Inc*	4,440	105,139
Par Pacific Holdings Inc*	2,639	71,622
Patterson-UTI Energy Inc	14,311	157,707
Peabody Energy Corp	4,959	122,884
ProPetro Holding Corp*	3,952	37,860
REX American Resources Corp*	709	35,443
SM Energy Co(a)	5,100	257,193
SolarEdge Technologies Inc*	2,504	122,671
SunCoke Energy Inc	3,900	41,145
Sunrun Inc*	9,499	137,356
Talos Energy Inc*	5,906	70,931
US Silica Holdings Inc*	3,593	55,656
Vital Energy Inc*	645	31,508
Warrior Met Coal Inc	2,422	165,737
Total Energy		3,076,814

Financial (24.64%)
Banks (7.45%)
Ameris Bancorp	3,022	150,949
Atlantic Union Bankshares Corp	3,379	110,257

Security Description	Shares	Value
Common Stock (98.93%)

BancFirst Corp	707	60,908
The Bancorp Inc*	2,417	81,187
Bank of Hawaii Corp	1,851	106,877
BankUnited Inc	3,465	99,411
Banner Corp	1,599	74,881
Cathay General Bancorp	3,273	120,577
Central Pacific Financial Corp	1,218	24,701
City Holding Co	690	70,532
Community Financial System Inc	2,405	109,331
Customers Bancorp Inc*	1,375	62,288
CVB Financial Corp	6,238	103,177
Dime Community Bancshares Inc	1,639	30,272
Eagle Bancorp Inc	1,393	25,116
FB Financial Corp	1,636	60,532
First BanCorp/Puerto Rico	7,424	131,628
First Bancorp/Southern Pines NC	1,913	60,355
First Commonwealth Financial Corp	4,755	64,240
First Financial Bancorp	4,148	92,500
First Hawaiian Inc	5,626	114,377
Fulton Financial Corp	7,759	130,662
Hanmi Financial Corp#	1,369	21,575
Heritage Financial Corp	1,625	29,461
Hilltop Holdings Inc	2,154	65,891
Hope Bancorp Inc	5,861	61,716
Independent Bank Corp	1,975	100,310
Independent Bank Group Inc	1,672	76,979
Lakeland Financial Corp	1,184	73,444
National Bank Holdings Corp	1,877	68,454
NBT Bancorp Inc	2,075	77,149
OFG Bancorp	2,237	83,127
Park National Corp	682	93,748
Pathward Financial Inc	1,219	64,985
Preferred Bank	622	46,476
Renasant Corp	2,614	78,734
S&T Bancorp Inc	1,780	56,800
Seacoast Banking Corp of Florida	3,573	84,573
ServisFirst Bancshares Inc	2,207	136,393
Simmons First National Corp	5,639	98,006
Southside Bancshares Inc	1,335	35,791
Stellar Bancorp Inc	1,704	38,493
Tompkins Financial Corp	581	27,255
Triumph Financial Inc*	1,008	74,894
TrustCo Bank Corp NY	857	23,825
Trustmark Corp	2,844	82,903
United Community Banks Inc	5,540	142,156
Veritex Holdings Inc	2,529	51,592
Walker & Dunlop Inc	1,557	149,456
Westamerica BanCorp	1,301	63,515
		3,892,459
Diversified Financial Service (3.79%)
Air Lease Corp	4,551	216,810
Artisan Partners Asset Management Inc	3,189	140,412

Security Description	Shares	Value
Common Stock (98.93%)

B Riley Financial Inc	1,016	24,343
BGC Group Inc	17,051	147,832
Bread Financial Holdings Inc	2,174	90,786
Brightsphere Investment Group Inc	1,760	39,019
Encore Capital Group Inc*	1,060	46,894
Enova International Inc*	1,345	82,919
Moelis & Co	3,003	170,000
Mr Cooper Group Inc*	2,847	237,440
Navient Corp	3,942	59,406
Piper Sandler Cos	700	148,246
PJT Partners Inc	1,038	110,723
PRA Group Inc*	1,730	37,333
Radian Group Inc	6,752	210,932
StoneX Group Inc*	1,249	93,762
Virtus Investment Partners Inc	314	71,777
WisdomTree Inc	5,142	51,266
		1,979,900
Insurance (3.02%)
Ambac Financial Group Inc*	2,104	37,283
AMERISAFE Inc	845	37,036
Assured Guaranty Ltd	2,396	186,217
Employers Holdings Inc	1,197	50,489
Genworth Financial Inc*	21,003	132,109
Goosehead Insurance Inc*	1,138	73,401
Horace Mann Educators Corp	1,901	64,957
Jackson Financial Inc	3,018	229,398
Lincoln National Corp	7,479	246,732
NMI Holdings Inc*	3,653	121,207
Palomar Holdings Inc*	1,114	94,512
ProAssurance Corp*	2,246	32,275
Safety Insurance Group Inc	688	53,217
SiriusPoint Ltd*	4,628	60,858
Stewart Information Services Corp	1,274	80,657
Trupanion Inc*	1,663	49,674
United Fire Group Inc	1,180	26,255
		1,576,277

Private Equity (0.31%)
Hannon Armstrong Sustainable Infrastructure Capital Inc	4,900	163,121

Real Estate (8.64%)
Acadia Realty Trust	4,649	80,149
Alexander & Baldwin Inc	3,378	56,750
American Assets Trust Inc	2,372	51,591
Anywhere Real Estate Inc*	5,964	24,273
Apollo Commercial Real Estate Finance Inc	6,056	61,166
Apple Hospitality REIT Inc	9,587	138,436
Arbor Realty Trust Inc#	8,778	120,083
Armada Hoffler Properties Inc	3,138	35,585
ARMOUR Residential REIT Inc	843	16,304
Blackstone Mortgage Trust Inc#	7,762	135,369
Brandywine Realty Trust	8,014	36,945

Security Description	Shares	Value
Common Stock (98.93%)

CareTrust REIT Inc	5,421	138,615
Centerspace	663	45,256
Chatham Lodging Trust	2,275	19,247
Community Healthcare Trust Inc	1,068	25,055
Cushman & Wakefield PLC*	7,831	87,002
DiamondRock Hospitality Co	9,911	83,946
Douglas Emmett Inc	7,512	104,792
Easterly Government Properties Inc	4,433	52,487
Ellington Financial Inc	3,507	42,505
Elme Communities	3,957	60,977
Essential Properties Realty Trust Inc	6,878	184,193
eXp World Holdings Inc	894	10,022
Four Corners Property Trust Inc	4,080	99,593
Franklin BSP Realty Trust Inc	3,736	47,597
Getty Realty Corp	2,449	67,617
Global Net Lease Inc	5,985	44,768
Highwoods Properties Inc	4,761	123,643
Hudson Pacific Properties Inc	5,907	29,003
Innovative Industrial Properties Inc	1,305	140,653
JBG SMITH Properties	2,821	40,622
Kennedy-Wilson Holdings Inc	5,517	56,384
KKR Real Estate Finance Trust Inc	2,854	26,999
LTC Properties Inc	1,865	64,156
LXP Industrial Trust	13,628	115,838
The Macerich Co	9,521	143,958
Marcus & Millichap Inc	1,072	34,658
Medical Properties Trust Inc	26,341	141,188
New York Mortgage Trust Inc	5,054	30,071
NexPoint Residential Trust Inc	1,238	45,397
Outfront Media Inc	6,764	97,740
Pebblebrook Hotel Trust	3,747	53,020
PennyMac Mortgage Investment Trust	4,040	55,267
Phillips Edison & Co Inc	5,569	177,874
Ready Capital Corp	7,374	61,204
Redwood Trust Inc	5,524	35,022
Retail Opportunity Investments Corp	5,867	73,455
Safehold Inc	1,980	38,174
Saul Centers Inc	582	21,179
Service Properties Trust	7,719	41,528
SITE Centers Corp	8,110	116,946
SL Green Realty Corp	2,999	158,857
The St Joe Co	1,658	93,843
Summit Hotel Properties Inc	5,009	30,655
Sunstone Hotel Investors Inc	9,256	95,152
Tanger Inc	4,971	137,945
Two Harbors Investment Corp	4,333	55,679
Uniti Group Inc	11,564	36,542
Universal Health Realty Income Trust	572	21,496
Urban Edge Properties	5,186	91,948
Veris Residential Inc	3,614	55,258
Whitestone REIT	2,122	27,671
Xenia Hotels & Resorts Inc	4,938	71,552
		4,510,900

Security Description	Shares	Value
Common Stock (98.93%)

Savings & Loans (1.43%)
Axos Financial Inc*	2,314	124,655
Banc of California Inc	5,416	75,066
Berkshire Hills Bancorp Inc	1,996	44,371
Brookline Bancorp Inc	4,138	35,794
Capitol Federal Financial Inc	5,887	30,436
Northfield Bancorp Inc	1,782	15,789
Northwest Bancshares Inc	5,919	64,813
Pacific Premier Bancorp Inc	4,466	99,324
Provident Financial Services Inc	3,517	50,645
WaFd Inc	3,136	87,839
WSFS Financial Corp	2,736	120,548
		749,280

Total Financial		12,871,937

Industrial (17.04%)
AAR Corp*	1,462	103,787
Advanced Energy Industries Inc	1,643	176,507
AeroVironment Inc*	1,224	247,432
Alamo Group Inc	490	93,095
Albany International Corp	1,405	123,247
American Woodmark Corp*	764	65,788
Apogee Enterprises Inc	1,027	66,724
ArcBest Corp	1,066	112,484
Arcosa Inc	2,196	193,050
Armstrong World Industries Inc	1,947	225,463
Astec Industries Inc	1,002	32,555
AZZ Inc	1,105	92,687
Badger Meter Inc(a)	1,322	255,093
Barnes Group Inc	2,233	85,948
Benchmark Electronics Inc	1,661	71,539
Boise Cascade Co	1,745	239,571
Brady Corp	2,019	137,837
CTS Corp	1,451	76,830
Dorian LPG Ltd	1,593	80,622
DXP Enterprises Inc*	669	33,236
Dycom Industries Inc*	1,293	232,688
Encore Wire Corp	695	200,667
Energizer Holdings Inc	2,942	84,200
Enerpac Tool Group Corp	2,448	96,255
Enpro Inc	921	141,152
Enviri Corp*	4,329	38,312
ESCO Technologies Inc	1,161	126,700
Fabrinet*,(a)	1,636	391,871
Federal Signal Corp	2,745	252,595
Forward Air Corp	1,195	20,076
Franklin Electric Co Inc	1,787	177,771
Frontdoor Inc*	3,587	126,872
Gibraltar Industries Inc*	1,417	106,927
Granite Construction Inc	1,936	120,593

Security Description	Shares	Value
Common Stock (98.93%)

The Greenbrier Cos Inc	1,448	80,002
Griffon Corp	1,684	113,737
Hayward Holdings Inc*	5,871	85,071
Heartland Express Inc	2,065	23,376
Hillenbrand Inc	3,149	146,397
Hub Group Inc	2,810	121,252
Ichor Holdings Ltd*	1,323	50,261
Insteel Industries Inc	905	29,747
Itron Inc*	2,049	220,370
John Bean Technologies Corp	1,482	141,575
Kennametal Inc	3,494	89,971
Knowles Corp*	4,203	73,637
Marten Transport Ltd	2,600	46,020
Masterbrand Inc*	5,903	98,639
Materion Corp	929	106,259
Matson Inc	1,573	201,659
Mercury Systems Inc*	2,501	77,406
Mesa Laboratories Inc	287	27,466
Metallus Inc*	1,730	41,537
Moog Inc	1,267	214,668
Mueller Industries Inc(a)	5,004	294,786
Myers Industries Inc	1,988	31,410
MYR Group Inc*	752	116,605
NV5 Global Inc*	592	55,636
O-I Glass Inc*	7,221	91,634
OSI Systems Inc*	751	107,949
Plexus Corp*	1,238	136,353
Powell Industries Inc	203	36,512
Proto Labs Inc*	1,200	37,164
RXO Inc*	5,000	102,050
Sanmina Corp*	2,578	176,696
Sealed Air Corp	6,367	247,485
SPX Technologies Inc*,(a)	2,056	286,648
Standex International Corp	523	87,974
Sturm Ruger & Co Inc	781	34,708
Tennant Co	869	89,212
Trinity Industries Inc	3,812	119,887
TTM Technologies Inc*	4,761	88,555
World Kinect Corp	2,803	73,831
Worthington Enterprises Inc	1,419	80,926
Total Industrial		8,915,245

Technology (7.63%)
3D Systems Corp*	7,145	25,150
ACI Worldwide Inc*	4,898	176,377
Adeia Inc	4,991	59,044
Agilysys Inc*	945	90,219
Alpha & Omega Semiconductor Ltd*	1,334	39,100
Axcelis Technologies Inc*	1,440	161,986
BlackLine Inc*	2,241	106,941
Box Inc*	6,330	172,493
Cerence Inc*	1,817	6,250

Security Description	Shares	Value
Common Stock (98.93%)

CEVA Inc*	1,061	21,135
Cohu Inc*	2,324	74,926
Corsair Gaming Inc*	2,073	24,026
CSG Systems International Inc	1,322	57,044
Digi International Inc*	1,620	39,463
Diodes Inc*	2,069	153,375
Donnelley Financial Solutions Inc*	1,151	70,165
DoubleVerify Holdings Inc*,#	6,144	111,821
DXC Technology Co*	8,061	125,349
Envestnet Inc*	2,316	151,721
FormFactor Inc*	3,507	191,903
Insight Enterprises Inc*,(a)	1,220	238,510
Kulicke & Soffa Industries Inc	2,544	116,184
MaxLinear Inc*	3,456	61,413
NCR Atleos Corp*	3,115	86,690
NCR Voyix Corp*	6,043	79,647
NetScout Systems Inc*	3,198	65,687
PDF Solutions Inc*	1,379	48,293
Photronics Inc*	2,912	79,643
Pitney Bowes Inc	7,144	38,720
Privia Health Group Inc*	4,783	83,081
Progress Software Corp	1,934	97,957
Schrodinger Inc*	2,104	45,278
Semtech Corp*	3,123	121,453
Simulations Plus Inc	871	42,017
SiTime Corp*	646	78,696
SMART Global Holdings Inc*	2,339	48,137
SPS Commerce Inc*,(a)	1,653	310,913
TTEC Holdings Inc	1,178	7,398
Ultra Clean Holdings Inc*	2,087	96,795
Veeco Instruments Inc*	2,623	106,625
Verra Mobility Corp*	7,493	199,614
Xerox Holdings Corp	5,265	74,026
Total Technology		3,985,265

Utilities (2.04%)
American States Water Co	1,722	126,722
Avista Corp	3,485	128,875
California Water Service Group	2,687	134,054
Chesapeake Utilities Corp	1,010	113,130
Clearway Energy Inc	3,836	107,408
MGE Energy Inc	797	63,864
Middlesex Water Co	802	43,212
Northwest Natural Holding Co	1,712	64,063
Otter Tail Corp	1,879	169,993
SJW Group	1,353	74,023
Unitil Corp	709	37,924
Total Utilities		1,063,268

Total Common Stock (Cost $38,029,388)		51,682,527

Security Description	Shares	Value
Common Stock (98.93%)

United States Treasury Bills (0.96%)
United States Treasury Bill (Cost $499,122)	500,000	499,269

Right (0.00%)
OmniAb Operations Inc - 15*,(b)	401	—
OmniAb Operations Inc - 12.5*,(b)	401	—

Collateral Received for Securities on Loan (0.51%)
Mount Vernon Liquid Assets Portfolio (Cost $263,917)		263,917

Total Investments (Cost $38,792,427)(100.40%)		52,445,713
Liabilities in Excess of Other Assets (-0.40%)		(208,292)
Net Assets (100.00%)		$52,237,421

* Non-income producing security.

# Loaned security; a portion of the security is on loan at May 31, 2024.

(a) A portion of these securities, a total of $3,362,035 have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at May 31, 2024:

Contracts - $50 times premium / delivery month / commitment / exchange Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
5 / JUN 2024 / Long / CME	$507,450	$518,950	$11,500

SHELTON EQUITY INCOME FUND

Portfolio of Investments

May 31, 2024

Security Description	Shares	Value
Common Stock (91.01%)

Basic Materials (1.97%)
CF Industries Holdings Inc(a)	57,400	$4,576,502
Dow Inc(a)	34,400	1,982,472
Ecolab Inc(a)	8,800	2,043,360
Linde PLC(a)	8,500	3,701,920
Newmont Corp(a)	29,200	1,224,648
Total Basic Materials		13,528,902

Communications (15.05%)
Alphabet Inc*,(a)	80,800	13,938,000
Amazon.com Inc*,(a)	55,900	9,862,996
Arista Networks Inc*,(a)	32,600	9,703,390
AT&T Inc(a)	316,900	5,773,918
Booking Holdings Inc(a)	1,700	6,419,795
Cisco Systems Inc(a)	81,200	3,775,800
Comcast Corp(a)	259,400	10,383,782
Corning Inc(a)	87,600	3,263,976
Expedia Group Inc*,(a)	21,100	2,381,346
Meta Platforms Inc(a)	31,700	14,798,511
Netflix Inc*,(a)	13,700	8,790,194
Palo Alto Networks Inc*,(a)	23,800	7,018,858
T-Mobile US Inc(a)	200	34,992
Uber Technologies Inc*,(a)	29,000	1,872,240
Verizon Communications Inc(a)	47,300	1,946,395
The Walt Disney Co(a)	32,900	3,418,639
Warner Bros Discovery Inc*,(a)	30,191	248,774
Total Communications		103,631,606

Consumer, Cyclical (8.83%)
Amerityre Corp*	20,000,000	830,000
AutoZone Inc*,(a)	1,100	3,046,934
Chipotle Mexican Grill Inc*,(a)	3,100	9,701,512
Costco Wholesale Corp(a)	11,000	8,908,790
Domino’s Pizza Inc(a)	7,300	3,712,634
Hilton Worldwide Holdings Inc(a)	24,000	4,814,400
The Home Depot Inc(a)	21,300	7,132,731
Lennar Corp(a)	15,000	2,405,250
Lowe’s Cos Inc(a)	10,000	2,212,900
Marriott International Inc(a)	15,400	3,560,018
NIKE Inc(a)	10,100	960,005
PulteGroup Inc(a)	18,300	2,146,956
Starbucks Corp(a)	18,800	1,508,136
Target Corp(a)	6,400	999,424
The TJX Cos Inc(a)	15,500	1,598,050
Ulta Beauty Inc*,(a)	10,900	4,306,481
Yum! Brands Inc(a)	21,200	2,913,516
Total Consumer, Cyclical		60,757,737

Consumer, Non-Cyclical (17.93%)
Abbott Laboratories(a)	11,700	1,195,623
AbbVie Inc(a)	55,600	8,964,944
Amgen Inc(a)	7,100	2,171,535
Archer-Daniels-Midland Co(a)	3,000	187,320

Security Description	Shares	Value
Common Stock (91.01%)

Biogen Inc*,(a)	2,500	562,350
Bristol-Myers Squibb Co(a)	77,100	3,168,039
Cardinal Health Inc(a)	22,600	2,243,502
Centene Corp*,(a)	30,000	2,147,700
The Coca-Cola Co(a)	93,500	5,883,955
Colgate-Palmolive Co(a)	34,600	3,216,416
Conagra Brands Inc(a)	42,200	1,260,936
Constellation Brands Inc(a)	3,600	900,828
CVS Health Corp(a)	48,700	2,902,520
Eli Lilly & Co(a)	15,100	12,387,134
Gartner Inc*,(a)	7,300	3,063,591
Gilead Sciences Inc(a)	1,700	109,259
Global Payments Inc(a)	19,500	1,986,075
HCA Healthcare Inc(a)	11,500	3,907,125
The Hershey Co(a)	7,800	1,543,074
Humana Inc(a)	4,100	1,468,292
Intuitive Surgical Inc*,(a)	10,500	4,222,260
Johnson & Johnson(a)	34,100	5,001,447
McKesson Corp(a)	6,600	3,759,294
Merck & Co Inc(a)	24,500	3,075,730
Molson Coors Beverage Co(a)	17,200	942,732
Monster Beverage Corp*,(a)	77,900	4,044,568
PayPal Holdings Inc*,(a)	30,100	1,895,999
Pfizer Inc(a)	119,900	3,436,334
The Procter & Gamble Co(a)	64,700	10,645,738
Regeneron Pharmaceuticals Inc*,(a)	7,500	7,351,200
S&P Global Inc(a)	5,300	2,265,803
Thermo Fisher Scientific Inc(a)	1,700	965,566
UnitedHealth Group Inc(a)	20,600	10,204,622
Vertex Pharmaceuticals Inc*,(a)	14,000	6,374,760
Total Consumer, Non-Cyclical		123,456,271

Energy (3.52%)
Chevron Corp(a)	37,400	6,070,020
ConocoPhillips(a)	55,800	6,499,584
Devon Energy Corp(a)	78,500	3,852,780
Exxon Mobil Corp(a)	35,100	4,115,826
Marathon Petroleum Corp(a)	11,600	2,048,676
Schlumberger NV(a)	35,700	1,638,273
Total Energy		24,225,159

Financial (13.16%)
Banks (4.72%)
Bank of America Corp(a)	169,900	6,794,301
Citigroup Inc(a)	55,500	3,458,205
JPMorgan Chase & Co(a)	35,000	7,092,050
Morgan Stanley(a)	24,300	2,377,512
Truist Financial Corp(a)	53,000	2,000,750
US Bancorp(a)	45,600	1,849,080
Wells Fargo & Co(a)	148,400	8,892,128
		32,464,026
Diversified Financial Service (2.84%)
American Express Co(a)	13,300	3,192,000
The Charles Schwab Corp(a)	67,000	4,909,760
CME Group Inc(a)	14,200	2,882,316
Intercontinental Exchange Inc(a)	34,100	4,565,990
Mastercard Inc(a)	8,900	3,978,923
		19,528,989
Insurance (3.56%)
Aon PLC(a)	16,300	4,590,732
Berkshire Hathaway Inc*,(a)	15,100	6,257,440

Security Description	Shares	Value
Common Stock (91.01%)

Marsh & McLennan Cos Inc(a)	10,300	2,138,074
The Progressive Corp(a)	45,000	9,503,100
The Travelers Cos Inc(a)	9,400	2,027,580
		24,516,926

Real Estate (2.04%)
American Tower Corp(a)	5,800	1,135,292
CBRE Group Inc*,(a)	28,100	2,474,767
Digital Realty Trust Inc(a)	23,100	3,357,354
Equinix Inc(a)	2,400	1,831,152
Extra Space Storage Inc(a)	10,500	1,520,085
Iron Mountain Inc(a)	26,000	2,097,940
Prologis Inc(a)	15,000	1,657,350
		14,073,940

Total Financial		90,583,881

Industrial (7.96%)
The Boeing Co*,(a)	10,800	1,918,188
Carrier Global Corp(a)	50,000	3,159,500
Caterpillar Inc(a)	24,600	8,327,592
Deere & Co(a)	3,800	1,424,088
Eaton Corp PLC(a)	9,400	3,128,790
General Dynamics Corp(a)	9,300	2,787,861
Lockheed Martin Corp(a)	14,000	6,584,760
Packaging Corp of America(a)	1,300	238,537
RTX Corp(a)	38,700	4,172,247
Trane Technologies PLC(a)	17,000	5,566,820
Union Pacific Corp(a)	32,600	7,589,932
United Parcel Service Inc(a)	49,500	6,877,035
Waste Management Inc(a)	14,200	2,992,366
Total Industrial		54,767,716

Technology (20.37%)
Accenture PLC(a)	12,700	3,585,083
Adobe Inc*,(a)	12,700	5,648,452
Apple Inc(a)	66,500	12,784,625
Applied Materials Inc(a)	7,000	1,505,560
Broadcom Inc(a)	4,000	5,314,200
Cadence Design Systems Inc*,(a)	22,800	6,527,868
Cognizant Technology Solutions Corp(a)	22,900	1,514,835
Fidelity National Information Services Inc(a)	50,400	3,824,352
Fortinet Inc*,(a)	58,700	3,482,084
Hewlett Packard Enterprise Co(a)	166,100	2,931,665
Intel Corp(a)	30,500	940,925
International Business Machines Corp(a)	36,600	6,106,710
Intuit Inc(a)	10,600	6,110,264
Jack Henry & Associates Inc(a)	3,000	494,040
Microchip Technology Inc(a)	5,000	486,150
Microsoft Corp(a)	37,800	15,691,914
MSCI Inc(a)	7,100	3,515,778
NetApp Inc(a)	44,700	5,383,221
NVIDIA Corp(a)	14,200	15,567,886
NXP Semiconductors NV(a)	28,500	7,754,850
ON Semiconductor Corp*,(a)	14,300	1,044,472
Oracle Corp(a)	17,100	2,003,949
Salesforce Inc(a)	31,100	7,291,084
Seagate Technology Holdings PLC(a)	4,300	400,932
ServiceNow Inc*,(a)	10,600	6,963,458
Skyworks Solutions Inc(a)	10,100	935,866

Security Description	Shares	Value
Common Stock (91.01%)

Synopsys Inc*,(a)	6,800	3,813,440
Texas Instruments Inc(a)	44,200	8,619,442
Total Technology		140,243,105

Utilities (2.23%)
American Water Works Co Inc(a)	11,700	1,530,009
Constellation Energy Corp(a)	29,700	6,452,325
NextEra Energy Inc(a)	83,000	6,641,660
The Southern Co(a)	8,700	697,218
Total Utilities		15,321,212

Total Common Stock (Cost $606,368,195)		626,515,589

United States Treasury Bills (9.57%)
United States Treasury Bill (Cost $65,884,252)	66,000,000	65,903,484

Total Investments (Cost $672,252,447)(100.58%)		692,419,073
Liabilities in Excess of Other Assets (-0.58%)		(4,016,016)
Net Assets (100.00%)		$688,403,057

* Non-income producing security.

(a) A portion of these securities, a total of $624,516,009, have been pledged or segregated in connection with written call options.

Written Call Options
	Expiration Date	Contracts	Strike Price	Value
Abbott Laboratories	6/21/2024	(50)	105.00	$(3,150)
AbbVie Inc	7/19/2024	(130)	165.00	(34,840)
Accenture PLC	6/21/2024	(67)	310.00	(8,777)
Adobe Inc	6/21/2024	(20)	490.00	(11,300)
Alphabet Inc	7/19/2024	(260)	175.00	(132,600)
Amazon.com Inc	7/19/2024	(150)	185.00	(50,250)
American Express Co	7/19/2024	(50)	250.00	(21,500)
American Tower Corp	7/19/2024	(30)	195.00	(21,900)
American Water Works Co Inc	7/19/2024	(87)	140.00	(8,048)
Amgen Inc	7/19/2024	(30)	330.00	(5,640)
Aon PLC	7/19/2024	(100)	310.00	(8,200)
Apple Inc	6/21/2024	(250)	185.00	(227,000)
Applied Materials Inc	6/21/2024	(70)	220.00	(28,210)
Archer-Daniels-Midland Co	7/19/2024	(30)	62.50	(6,450)
Arista Networks Inc	7/19/2024	(295)	300.00	(430,700)
AT&T Inc	7/19/2024	(620)	18.00	(36,580)
AutoZone Inc	7/19/2024	(4)	2950.00	(7,380)
Bank of America Corp	7/19/2024	(1,444)	38.00	(378,328)
Berkshire Hathaway Inc	7/19/2024	(90)	430.00	(23,130)
Biogen Inc	7/19/2024	(25)	230.00	(19,000)
The Boeing Co	6/21/2024	(20)	190.00	(2,580)
Booking Holdings Inc	7/19/2024	(5)	3900.00	(29,900)
Bristol-Myers Squibb Co	8/16/2024	(300)	45.00	(19,800)
Broadcom Inc	6/21/2024	(2)	1400.00	(5,116)
Cadence Design Systems Inc	7/19/2024	(55)	300.00	(30,525)
Cardinal Health Inc	7/19/2024	(80)	100.00	(20,400)
Carrier Global Corp	6/21/2024	(250)	65.00	(20,000)
Caterpillar Inc	7/19/2024	(129)	370.00	(30,831)
CBRE Group Inc	8/16/2024	(140)	100.00	(39,550)
Centene Corp	6/21/2024	(90)	77.50	(1,800)
CF Industries Holdings Inc	8/16/2024	(240)	85.00	(52,800)

	Expiration Date	Contracts	Strike Price	Value
The Charles Schwab Corp	6/21/2024	(410)	75.00	(40,180)
Chevron Corp	6/21/2024	(70)	170.00	(3,780)
Chevron Corp	7/19/2024	(55)	165.00	(18,700)
Chipotle Mexican Grill Inc	7/19/2024	(13)	3200.00	(85,293)
Cisco Systems Inc	6/21/2024	(200)	50.00	(1,600)
Citigroup Inc	6/21/2024	(80)	67.50	(1,280)
Citigroup Inc	6/21/2024	(100)	65.00	(4,900)
Citigroup Inc	6/21/2024	(68)	57.50	(33,796)
CME Group Inc	7/19/2024	(49)	210.00	(12,887)
The Coca-Cola Co	8/16/2024	(430)	65.00	(30,100)
Cognizant Technology Solutions Corp	7/19/2024	(88)	70.00	(6,600)
Colgate-Palmolive Co	8/16/2024	(246)	95.00	(34,440)
Comcast Corp	7/19/2024	(400)	40.00	(51,200)
Conagra Brands Inc	6/21/2024	(130)	31.00	(1,820)
ConocoPhillips	6/21/2024	(100)	135.00	(300)
ConocoPhillips	5/31/2024	(98)	120.00	(98)
Constellation Brands Inc	6/21/2024	(36)	270.00	(1,224)
Constellation Energy Corp	7/19/2024	(75)	230.00	(42,750)
Corning Inc	7/19/2024	(200)	37.00	(25,200)
Costco Wholesale Corp	7/19/2024	(6)	790.00	(20,940)
CVS Health Corp	8/16/2024	(250)	65.00	(33,000)
Deere & Co	6/21/2024	(15)	390.00	(1,875)
Devon Energy Corp	7/19/2024	(200)	50.00	(24,000)
Devon Energy Corp	6/21/2024	(300)	50.00	(18,600)
Digital Realty Trust Inc	7/19/2024	(158)	145.00	(74,260)
Domino’s Pizza Inc	9/20/2024	(40)	520.00	(101,400)
Dow Inc	7/19/2024	(170)	60.00	(10,710)
Eaton Corp PLC	7/19/2024	(45)	350.00	(21,150)
Ecolab Inc	7/19/2024	(30)	240.00	(4,050)
Eli Lilly & Co	7/19/2024	(20)	800.00	(86,600)
Equinix Inc	7/19/2024	(12)	820.00	(10,320)
Expedia Group Inc	6/21/2024	(100)	150.00	(650)
Extra Space Storage Inc	6/21/2024	(50)	155.00	(2,375)
Exxon Mobil Corp	7/19/2024	(100)	125.00	(8,900)
Fidelity National Information Services Inc	7/19/2024	(325)	77.50	(46,475)
Fortinet Inc	7/19/2024	(317)	65.00	(22,190)
Gartner Inc	6/21/2024	(20)	450.00	(2,800)
General Dynamics Corp	6/21/2024	(45)	300.00	(20,250)
Gilead Sciences Inc	8/16/2024	(17)	70.00	(1,173)
Global Payments Inc	8/16/2024	(110)	120.00	(7,150)
HCA Healthcare Inc	6/21/2024	(67)	325.00	(98,356)
The Hershey Co	8/16/2024	(58)	230.00	(4,930)
Hewlett Packard Enterprise Co	6/21/2024	(310)	18.00	(29,450)
Hilton Worldwide Holdings Inc	7/19/2024	(150)	210.00	(42,000)
The Home Depot Inc	7/19/2024	(56)	355.00	(12,208)
Humana Inc	8/16/2024	(8)	370.00	(11,200)
Intel Corp	8/16/2024	(150)	35.00	(13,200)
Intercontinental Exchange Inc	6/21/2024	(120)	140.00	(3,120)
International Business Machines Corp	8/16/2024	(104)	180.00	(26,312)
Intuit Inc	7/19/2024	(40)	670.00	(4,600)
Intuitive Surgical Inc	7/19/2024	(15)	410.00	(20,490)
Iron Mountain Inc	7/19/2024	(100)	85.00	(8,300)
Jack Henry & Associates Inc	6/21/2024	(12)	170.00	(2,760)
Johnson & Johnson	7/19/2024	(200)	155.00	(18,000)
JPMorgan Chase & Co	6/21/2024	(160)	200.00	(87,200)
Lennar Corp	7/19/2024	(60)	170.00	(19,020)

	Expiration Date	Contracts	Strike Price	Value
Linde PLC	8/16/2024	(55)	465.00	(29,150)
Lockheed Martin Corp	7/19/2024	(60)	480.00	(29,400)
Lowe’s Cos Inc	7/19/2024	(86)	240.00	(8,600)
Marathon Petroleum Corp	7/19/2024	(50)	185.00	(18,400)
Marriott International Inc	7/19/2024	(74)	250.00	(8,806)
Marsh & McLennan Cos Inc	7/19/2024	(50)	210.00	(16,550)
Mastercard Inc	6/21/2024	(20)	460.00	(4,420)
McKesson Corp	8/16/2024	(66)	550.00	(236,940)
Merck & Co Inc	7/19/2024	(93)	135.00	(5,301)
Merck & Co Inc	6/21/2024	(75)	135.00	(1,200)
Meta Platforms Inc	6/21/2024	(70)	460.00	(114,100)
Microchip Technology Inc	6/21/2024	(50)	95.00	(20,000)
Microsoft Corp	6/21/2024	(27)	430.00	(6,615)
Molson Coors Beverage Co	6/21/2024	(60)	67.50	(300)
Monster Beverage Corp	7/19/2024	(150)	55.00	(14,250)
Morgan Stanley	7/19/2024	(213)	100.00	(55,806)
MSCI Inc	8/16/2024	(38)	540.00	(30,400)
NetApp Inc	7/19/2024	(257)	110.00	(235,669)
Netflix Inc	7/19/2024	(25)	720.00	(21,850)
Newmont Corp	7/19/2024	(120)	45.00	(9,480)
NextEra Energy Inc	7/19/2024	(250)	80.00	(75,000)
NIKE Inc	7/19/2024	(50)	100.00	(12,200)
NVIDIA Corp	7/19/2024	(20)	1000.00	(262,100)
NXP Semiconductors NV	7/19/2024	(60)	270.00	(75,600)
ON Semiconductor Corp	7/19/2024	(35)	80.00	(6,230)
Oracle Corp	6/21/2024	(85)	125.00	(16,575)
Packaging Corp of America	7/19/2024	(10)	190.00	(1,800)
Palo Alto Networks Inc	7/19/2024	(35)	330.00	(9,800)
PayPal Holdings Inc	7/19/2024	(100)	70.00	(6,200)
Pfizer Inc	7/19/2024	(300)	30.00	(15,300)
The Procter & Gamble Co	7/19/2024	(400)	170.00	(39,200)
The Progressive Corp	8/16/2024	(300)	210.00	(295,500)
Prologis Inc	8/16/2024	(30)	120.00	(5,100)
PulteGroup Inc	7/19/2024	(100)	125.00	(19,000)
Regeneron Pharmaceuticals Inc	8/16/2024	(20)	1000.00	(65,400)
RTX Corp	7/19/2024	(200)	105.00	(92,000)
S&P Global Inc	7/19/2024	(47)	430.00	(38,070)
Salesforce Inc	6/21/2024	(60)	310.00	(840)
Schlumberger NV	8/16/2024	(100)	52.50	(3,800)
Seagate Technology Holdings PLC	8/16/2024	(43)	105.00	(11,288)
ServiceNow Inc	6/21/2024	(20)	780.00	(1,460)
Skyworks Solutions Inc	8/16/2024	(89)	105.00	(13,795)
The Southern Co	8/16/2024	(40)	82.50	(6,600)
Starbucks Corp	8/16/2024	(100)	85.00	(25,000)
Synopsys Inc	6/21/2024	(13)	570.00	(9,269)
Target Corp	7/19/2024	(30)	175.00	(900)
Texas Instruments Inc	6/21/2024	(90)	180.00	(120,510)
Thermo Fisher Scientific Inc	7/19/2024	(8)	610.00	(2,280)
The TJX Cos Inc	7/19/2024	(70)	100.00	(36,750)
Trane Technologies PLC	7/19/2024	(50)	330.00	(50,000)
Trane Technologies PLC	6/21/2024	(40)	330.00	(13,240)
The Travelers Cos Inc	7/19/2024	(35)	220.00	(11,235)
Truist Financial Corp	6/21/2024	(250)	40.00	(4,750)
Uber Technologies Inc	8/16/2024	(150)	72.50	(25,650)
Ulta Beauty Inc	7/19/2024	(50)	430.00	(20,000)
Union Pacific Corp	7/19/2024	(75)	250.00	(5,025)

	Expiration Date	Contracts	Strike Price	Value
Union Pacific Corp	6/21/2024	(50)	250.00	(2,875)
United Parcel Service Inc	9/20/2024	(200)	165.00	(14,200)
UnitedHealth Group Inc	7/19/2024	(50)	520.00	(44,500)
UnitedHealth Group Inc	6/21/2024	(10)	510.00	(4,600)
US Bancorp	9/20/2024	(456)	45.00	(32,832)
Verizon Communications Inc	7/19/2024	(150)	41.00	(17,100)
Vertex Pharmaceuticals Inc	7/19/2024	(70)	430.00	(229,600)
The Walt Disney Co	8/16/2024	(200)	115.00	(25,200)
Warner Bros Discovery Inc	9/20/2024	(300)	10.00	(10,500)
Waste Management Inc	6/21/2024	(70)	220.00	(2,100)
Wells Fargo & Co	6/21/2024	(1,250)	60.00	(158,750)
Yum! Brands Inc	6/21/2024	(200)	145.00	(3,800)
Total Written Call Options				$(5,843,208)
(Premiums Received $7,642,350)

NASDAQ 100 INDEX FUND

Portfolio of Investments

May 31, 2024

Security Description	Shares	Value
Common Stock (98.59%)

Basic Materials (1.48%)
Linde PLC	57,626	$25,097,276

Communications (25.37%)
Advertising (0.29%)
The Trade Desk Inc*	53,608	4,973,750

Internet (20.67%)
Airbnb Inc*	51,770	7,503,026
Alphabet Inc - Class A*	273,018	47,095,605
Alphabet Inc - Class C*	262,732	45,704,859
Amazon.com Inc*,(a)	481,239	84,909,809
Booking Holdings Inc	4,053	15,305,547
CDW Corp	15,700	3,510,834
DoorDash Inc*,#	44,536	4,903,859
MercadoLibre Inc*	6,073	10,479,447
Meta Platforms Inc(a)	162,154	75,698,352
Netflix Inc*	51,784	33,225,650
Palo Alto Networks Inc*	38,330	11,303,900
PDD Holdings Inc*,#	80,236	12,017,748
		351,658,636
Media (1.63%)
Charter Communications Inc*,#	17,614	5,057,332
Comcast Corp	474,150	18,980,224
Sirius XM Holdings Inc#	454,388	1,281,374
Warner Bros Discovery Inc*,#	285,803	2,355,017
		27,673,947
Telecommunications (2.78%)
Cisco Systems Inc	484,533	22,530,785
T-Mobile US Inc	142,022	24,848,169
		47,378,954

Total Communications		431,685,287

Consumer, Cyclical (8.26%)
Copart Inc*	114,346	6,067,199
Costco Wholesale Corp	53,097	43,002,729
Dollar Tree Inc*	25,788	3,041,695
Fastenal Co	68,044	4,489,543
Lululemon Athletica Inc*,#	14,459	4,511,063
Marriott International Inc	34,973	8,084,708
O’Reilly Automotive Inc*	7,106	6,844,926
PACCAR Inc	62,288	6,695,960
Ross Stores Inc	40,325	5,635,822
Starbucks Corp	134,318	10,774,990
Tesla Inc*	223,338	39,772,031
Walgreens Boots Alliance Inc	101,251	1,642,291
Total Consumer, Cyclical		140,562,957

Consumer, Non-Cyclical (11.87%)
Amgen Inc	63,578	19,445,331
AstraZeneca PLC	69,341	5,409,985

Security Description	Shares	Value
Common Stock (98.59%)

Automatic Data Processing Inc	48,733	11,935,686
Biogen Inc*	16,982	3,819,931
Cintas Corp	12,128	8,222,420
Coca-Cola Europacific Partners PLC	53,536	3,946,139
CoStar Group Inc*	49,055	3,834,629
Dexcom Inc*	46,010	5,464,608
GE HealthCare Technologies Inc	54,687	4,265,586
Gilead Sciences Inc	149,683	9,620,126
IDEXX Laboratories Inc*	9,889	4,914,339
Illumina Inc*	18,611	1,940,755
Intuitive Surgical Inc*	41,798	16,807,812
Keurig Dr Pepper Inc	166,516	5,703,173
The Kraft Heinz Co	146,058	5,166,071
Moderna Inc*,#	45,129	6,433,139
Mondelez International Inc	159,738	10,946,845
Monster Beverage Corp*	123,897	6,432,732
PayPal Holdings Inc*	128,387	8,087,097
PepsiCo Inc	164,467	28,436,344
Regeneron Pharmaceuticals Inc*	12,869	12,613,679
Verisk Analytics Inc	17,161	4,337,958
Vertex Pharmaceuticals Inc*	30,954	14,094,594
Total Consumer, Non-Cyclical		201,878,979

Energy (0.48%)
Baker Hughes Co	119,100	3,987,468
Diamondback Energy Inc	20,977	4,179,877
Total Energy		8,167,345

Industrial (1.65%)
CSX Corp	235,321	7,942,084
Honeywell International Inc	77,371	15,643,642
Old Dominion Freight Line Inc	25,986	4,554,047
Total Industrial		28,139,773

Technology (48.19%)
Computers (9.31%)
Apple Inc(a)	715,410	137,537,573
Cognizant Technology Solutions Corp	59,348	3,925,870
Crowdstrike Holdings Inc*	27,106	8,502,339
Fortinet Inc*	90,892	5,391,713
Zscaler Inc*	17,383	2,954,415
		158,311,910
Semiconductors (24.34%)
Advanced Micro Devices Inc*	193,348	32,269,781
Analog Devices Inc	59,614	13,978,887
Applied Materials Inc	99,426	21,384,544
ASML Holding NV	10,246	9,839,746
Broadcom Inc	55,453	73,672,083
GLOBALFOUNDRIES Inc*,#	64,834	3,176,866
Intel Corp	505,931	15,607,971
KLA Corp	16,043	12,185,140
Lam Research Corp	15,553	14,502,239
Marvell Technology Inc	102,743	7,069,746
Microchip Technology Inc	64,428	6,264,334
Micron Technology Inc	132,588	16,573,500
NVIDIA Corp	115,823	126,980,230
NXP Semiconductors NV	30,694	8,351,837
ON Semiconductor Corp*,#	50,478	3,686,913
QUALCOMM Inc	133,542	27,249,245

Security Description	Shares	Value
Common Stock (98.59%)

Texas Instruments Inc	108,807	21,218,453
		414,011,515
Software (14.55%)
Adobe Inc*	54,087	24,055,734
ANSYS Inc*	10,181	3,231,958
Atlassian Corp*	18,167	2,849,676
Autodesk Inc*	25,455	5,131,728
Cadence Design Systems Inc*	32,397	9,275,585
Datadog Inc*	36,298	3,999,314
Electronic Arts Inc	31,855	4,232,892
Intuit Inc	33,502	19,311,893
Microsoft Corp(a)	344,246	142,906,842
MongoDB Inc*,#	8,361	1,973,698
Paychex Inc,#	43,016	5,168,803
Roper Technologies Inc	12,720	6,776,707
Synopsys Inc*	18,110	10,156,088
Take-Two Interactive Software Inc*	19,932	3,196,296
Workday Inc*	24,888	5,262,568
		247,529,782

Total Technology		819,853,207

Utilities (1.29%)
American Electric Power Co Inc	62,622	5,651,636
Constellation Energy Corp	37,802	8,212,485
Exelon Corp	119,579	4,490,191
Xcel Energy Inc	64,673	3,586,118
Total Utilities		21,940,430

Total Common Stock (Cost $754,330,015)		1,677,325,254

United States Treasury Bills (1.39%)
United States Treasury Bill (Cost $23,658,415)	23,700,000	23,665,342

Collateral Received for Securities on Loan (1.90%)
Mount Vernon Liquid Assets Portfolio (Cost $32,355,514)		32,355,514

Total Investments (Cost $810,343,944) (101.88%)		1,733,346,110
Liabilities in Excess of Other Assets (-1.88%)		(32,061,272)
Net Assets (100.00%)		$1,701,284,837

* Non-income producing security.

# Loaned security; a portion of the security is on loan at May 31, 2024.

(a) A portion of these securities, a total of $105,079,333, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at May 31, 2024:

Contracts - $20 times premium / delivery month / commitment / exchange Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
62 / JUN 2024 / Long / CME	$22,645,900	$23,052,840	$406,940

SHELTON SUSTAINABLE EQUITY FUND

Portfolio of Investments

May 31, 2024

Security Description	Shares	Value
Common Stock (97.54%)

Basic Materials (5.16%)
Cabot Corp	33,272	3,403,726
CF Industries Holdings Inc	40,000	3,189,200
Total Basic Materials		6,592,926

Consumer, Cyclical (6.90%)
Aramark	130,000	4,179,500
H&E Equipment Services Inc	80,000	3,789,600
On Holding AG*	20,000	850,800
Total Consumer, Cyclical		8,819,900

Consumer, Non-Cyclical (14.36%)
Bunge Global SA	49,000	5,271,910
Darling Ingredients Inc*	115,000	4,646,000
elf Beauty Inc*	5,000	934,550
Moderna Inc*	8,720	1,243,036
R1 RCM Inc*	210,000	2,700,600
Siemens Healthineers AG (144A)	20,000	1,158,169
Vestis Corp	65,000	800,800
Viatris Inc	150,000	1,590,000
Total Consumer, Non-Cyclical		18,345,065

Energy (13.46%)
Enphase Energy Inc*	33,200	4,246,280
First Solar Inc*	32,322	8,783,827
Green Plains Inc*	120,000	2,060,400
Shoals Technologies Group Inc*	100,000	787,000
SolarEdge Technologies Inc*	13,135	643,484
SunPower Corp*	200,268	668,895
Total Energy		17,189,886

Financial (5.80%)
Alexandria Real Estate Equities Inc	8,400	999,600
Hannon Armstrong Sustainable Infrastructure Capital Inc	192,500	6,408,325
Total Financial		7,407,925

Industrial (41.82%)
Accelleron Industries AG	4,875	196,755
Advanced Energy Industries Inc	24,700	2,653,521
AECOM	42,500	3,711,950
Ag Growth International Inc	84,900	3,240,030
Clean Harbors Inc*	25,000	5,414,750
Deere & Co	12,000	4,497,120
Energy Recovery Inc*	70,000	945,000
Gibraltar Industries Inc*	45,000	3,395,700
Johnson Controls International plc	70,000	5,033,700
Net Power Inc*	100,000	1,051,000

Security Description	Shares	Value
Common Stock (97.54%)

Ryerson Holding Corp	60,000	1,425,000
Schneider Electric SE	20,000	4,934,910
Siemens AG	20,000	3,824,257
Teledyne Technologies Inc*	3,000	1,190,850
The Timken Co	30,000	2,606,700
Valmont Industries Inc	15,500	3,896,700
Veralto Corp	8,333	821,467
Xylem Inc	32,500	4,583,150
Total Industrial		53,422,560

Utilities (10.04%)
Brookfield Renewable Corp	186,700	5,888,518
Essential Utilities Inc	40,000	1,509,200
Ormat Technologies Inc	72,000	5,428,800
		12,826,518

Total Common Stock (Cost $112,062,203)		124,604,780

United States Treasury Bills (2.35%)
United States Treasury Bill (Cost $2,994,740)	3,000,000	2,995,613

Total Investments (Cost $115,056,944) (99.89%)		127,600,393
Other Net Assets (0.11%)		138,309
Net Assets (100.00%)		$127,738,702

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of May 31, 2024, these securities had a total aggregate market value of $1,158,169, which represented approximately 0.91% of net assets.